UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08004
Aston Funds
(Exact name of registrant as specified in charter)
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)
Kenneth C. Anderson, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 268-1400
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

Aston Funds

Montag & Caldwell Growth Fund	July 31, 2010

Schedule of Investments (unaudited)
Financials 3% Cash & Net Other Energy Assets and Liabilities 7% 3% Consumer Staples Industrials 24% 10% Consumer Discretionary Information 13% Technology 23% Health Care 17%
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 96.66%
	Consumer Discretionary – 12.58%
1,897,400	McDonald’s	$132,305,702
1,199,413	NIKE, Class B	88,324,773
1,985,700	TJX	82,446,264
1,893,321	Walt Disney	63,785,984

		366,862,723

	Consumer Staples – 24.51%
2,310,000	Coca-Cola	127,304,100
1,107,000	Colgate-Palmolive	87,430,860
2,146,500	Costco Wholesale	121,728,015
1,580,000	Kellogg	79,079,000
2,016,592	PepsiCo	130,896,987
1,165,300	Procter & Gamble	71,269,748
1,898,308	Wal-Mart Stores	97,174,386

		714,883,096

	Energy – 7.48%
1,750,000	Cameron International *	69,282,500
1,077,000	Occidental Petroleum	83,930,610
1,090,300	Schlumberger	65,047,298

		218,260,408

	Financials – 3.07%
2,220,600	JPMorgan Chase	89,445,768

	Health Care – 16.74%
2,820,000	Abbott Laboratories	138,405,600
1,770,000	Allergan	108,076,200
3,762,100	Merck	129,641,966
2,409,700	Stryker	112,219,729

		488,343,495

	Industrials – 9.62%
920,400	3M	78,731,016
1,160,279	Emerson Electric	57,480,222
1,994,100	Fluor	96,295,089
738,800	United Parcel Service, Class B	48,022,000

		280,528,327

	Information Technology – 22.66%
383,940	Apple *	98,768,565
707,200	Broadcom, Class A	25,480,416
253,600	Google, Class A *	122,957,960
2,393,016	Hewlett-Packard	110,174,457
1,384,505	Juniper Networks *	38,461,549
2,119,124	QUALCOMM	80,696,242
2,052,336	Research In Motion *	118,070,890
904,617	Visa, Class A	66,353,657

		660,963,736

	Total Common Stocks (Cost $2,576,492,578)	2,819,287,553

INVESTMENT COMPANY – 3.55%
103,593,721	BlackRock Liquidity Funds TempCash Portfolio	103,593,721

	Total Investment Company (Cost $103,593,721)	103,593,721

Total Investments – 100.21% (Cost $2,680,086,299)**		2,922,881,274

Net Other Assets and Liabilities – (0.21)%		(6,068,071)

Net Assets – 100.00%		$2,916,813,203

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$278,320,713
Gross unrealized depreciation	(35,525,738)

Net unrealized appreciation	$242,794,975

See accompanying Notes to Schedule of Investments.

Aston Funds

Veredus Select Growth Fund	July 31, 2010

Schedule of Investments (unaudited)
Cash & Net Other Materials Assets and Liabilities 8% 3% Energy 11% Information Technology 28% Industrials 11% Consumer Discretionary 22% Financials 17%
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 97.03%
	Consumer Discretionary – 22.32%
84,425	BorgWarner *	$3,702,880
182,875	Ford Motor *	2,335,314
80,550	Guess?	2,875,635
250,200	Interpublic Group of Companies (The) *	2,286,828
41,125	Johnson Controls	1,184,811
108,225	Las Vegas Sands *	2,906,924
82,200	Urban Outfitters *	2,643,552
38,100	Wynn Resorts	3,340,608

		21,276,552

	Energy – 10.48%
24,850	Cimarex Energy	1,711,419
17,775	EOG Resources	1,733,062
90,850	Petrohawk Energy *	1,432,705
38,975	Schlumberger	2,325,249
164,025	Valero Energy	2,786,785

		9,989,220

	Financials – 17.07%
49,200	Comerica	1,887,312
198,325	Fifth Third Bancorp	2,520,711
20,750	Goldman Sachs Group (The)	3,129,515
380,150	Huntington Bancshares	2,303,709
424,075	KeyCorp	3,587,674
388,625	Regions Financial	2,848,621

		16,277,542

	Industrials – 11.38%
195,575	Delta Air Lines *	2,323,431
37,625	FedEx	3,105,944
198,500	Southwest Airlines	2,391,925
40,625	Union Pacific	3,033,469

		10,854,769

	Information Technology – 27.83%
43,500	Akamai Technologies *	1,668,660
81,000	Analog Devices	2,406,510
84,250	Avago Technologies *	1,833,280
86,275	Broadcom, Class A	3,108,488
166,050	Corning	3,008,826
44,400	Cree *	3,145,296
117,850	EMC *	2,332,251
186,425	Intel	3,840,355
148,850	Marvell Technology Group *	2,220,842
25,825	Rovi *	1,149,213
24,750	Visa, Class A	1,815,413

		26,529,134

	Materials – 7.95%
48,100	Allegheny Technologies	2,290,041
42,250	Cliffs Natural Resources	2,390,082
65,500	United States Steel	2,903,615

		7,583,738

	Total Common Stocks (Cost $88,091,389)	92,510,955

INVESTMENT COMPANY – 5.72%
5,452,276	BlackRock Liquidity Funds TempCash Portfolio	5,452,276

	Total Investment Company (Cost $5,452,276)	5,452,276

Total Investments – 102.75% (Cost $93,543,665)**		97,963,231

Net Other Assets and Liabilities – (2.75)%		(2,621,081)

Net Assets – 100.00%		$95,342,150

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$7,482,262
Gross unrealized depreciation	(3,062,696)

Net unrealized appreciation	$4,419,566

See accompanying Notes to Schedule of Investments.

Aston Funds

Optimum Large Cap Opportunity Fund	July 31, 2010
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
INVESTMENT COMPANY – 136.25%
1,660,354	BlackRock Liquidity Funds TempCash Portfolio	$1,660,354

	Total Investment Company (Cost $1,660,354)	1,660,354

Total Investments – 136.25% (Cost $1,660,354)*		1,660,354

Net Other Assets and Liabilities – (36.25)%		(441,760)

Net Assets – 100.00%		$1,218,594

*	At July 31, 2010, cost is identical for book and Federal income tax purposes.
See accompanying Notes to Schedule of Investments.

Aston Funds

TAMRO Diversified Equity Fund	July 31, 2010
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 99.64%
	Consumer Discretionary – 20.79%
8,495	BorgWarner *	$372,591
17,486	CarMax *	368,955
6,789	Dollar Tree *	300,889
9,249	Home Depot	263,689
10,027	Johnson Controls	288,878
14,248	Lennar, Class A	210,443
5,226	Mohawk Industries *	255,708
6,654	Morningstar *	299,497
20,107	Texas Roadhouse *	271,042
675	Washington Post, Class B	283,831

		2,915,523

	Consumer Staples – 5.52%
9,960	Kraft Foods, Class A	290,932
5,277	McCormick & Co (Non-Voting Shares)	207,544
5,398	Philip Morris International	275,514

		773,990

	Energy – 7.64%
4,812	Exxon Mobil	287,180
6,446	National-Oilwell Varco	252,425
3,003	Occidental Petroleum	234,024
8,026	Range Resources	297,925

		1,071,554

	Financials – 14.29%
5,204	Bank of America	73,064
11,040	BB&T	274,123
2,645	Franklin Resources	266,034
18,075	Glacier Bancorp	288,839
7,649	JPMorgan Chase	308,102
5,983	MetLife	251,645
16,648	Redwood Trust, REIT	260,541
5,819	T. Rowe Price Group	280,650

		2,002,998

	Health Care – 10.94%
5,583	Allergan	340,898
5,231	Amgen *	285,246
4,816	Cerner *	372,999
4,982	Johnson & Johnson	289,404
4,464	Quality Systems	245,163

		1,533,710

	Industrials – 15.70%
9,665	Advisory Board *	423,907
5,263	Boeing	358,621
9,675	Corporate Executive Board (The)	272,545
7,680	Danaher	294,989
8,767	Iron Mountain	207,515
5,683	Joy Global	337,400
4,303	United Technologies	305,943

		2,200,920

	Information Technology – 19.36%
31,424	3PAR *	317,382
15,306	ARM Holdings, SP ADR (Britain)	236,478
27,054	Dell *	358,195
15,576	EMC *	308,249
3,839	F5 Networks *	337,179
681	Google, Class A *	330,183
10,128	Microsoft	261,404
22,252	NVIDIA *	204,496
913	Salesforce.com *	90,341
19,473	Yahoo! *	270,285

		2,714,192

	Materials – 3.66%
4,759	Mosaic	226,766
6,503	Royal Gold	286,977

		513,743

	Utilities – 1.74%
23,644	AES *	243,770

	Total Common Stocks (Cost $13,128,879)	13,970,400

Number of
Contracts
PURCHASED OPTIONS – 0.26%
351	Dell - Call Strike @ 20 Exp 01/12	20,358
118	Kraft Foods, Class A - Call Strike @ $30 Exp 01/11	13,216
114	Wal-Mart Stores - Call Strike @ $60 Exp 01/11	1,824

	Total Purchased Options (Cost $96,773)	35,398

See accompanying Notes to Schedule of Investments.

Aston Funds

TAMRO Diversified Equity Fund	July 31, 2010
Schedule of Investments (unaudited) – continued

		Market
Shares		Value
INVESTMENT COMPANY – 1.36%
190,961	BlackRock Liquidity Funds TempCash Portfolio	$190,961

	Total Investment Company (Cost $190,961)	190,961

Total Investments – 101.26% (Cost $13,416,613)**		14,196,759

Net Other Assets and Liabilities – (1.26)%		(176,207)

Net Assets – 100.00%		$14,020,552

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,674,620
Gross unrealized depreciation	(894,474)

Net unrealized appreciation	$780,146

REIT	Real Estate Investment Trust

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

M.D. Sass Enhanced Equity Fund	July 31, 2010
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Net other assets and liabilities are negative 3.98% and cannot be represented in the pie chart format.

		Market
Shares		Value
COMMON STOCKS – 101.74%
	Consumer Discretionary – 9.00%
70,000	Carnival (a)	$2,427,600
79,000	Home Depot	2,252,290
145,000	International Game Technology (a)	2,209,800

		6,889,690

	Energy – 4.44%
66,000	Halliburton (a)	1,972,080
24,000	Schlumberger (a)	1,431,840

		3,403,920

	Financials – 16.06%
77,000	Allstate (a)	2,174,480
150,000	Bank of America	2,106,000
30,000	Citigroup *	123,000
60,000	MetLife (a)	2,523,600
50,000	SunTrust Banks	1,297,500
45,000	Travelers (a)	2,270,250
65,000	Wells Fargo	1,802,450

		12,297,280

	Health Care – 16.97%
45,000	Abbott Laboratories (a)	2,208,600
51,000	Baxter International (a)	2,232,270
50,000	Covidien PLC (Ireland) (a)	1,866,000
60,000	Eli Lilly (a)	2,136,000
39,000	Johnson & Johnson (a)	2,265,510
62,000	Medtronic	2,292,140

		13,000,520

	Industrials – 14.23%
18,000	Fluor (a)	869,220
145,000	General Electric (a)	2,337,400
41,000	Jacobs Engineering Group * (a)	1,499,370
90,000	Quanta Services * (a)	1,933,200
47,000	Raytheon (a)	2,174,690
65,000	Shaw Group *	2,082,600

		10,896,480

	Information Technology – 20.43%
190,000	Activision Blizzard (a)	2,257,200
54,000	Automatic Data Processing (a)	2,228,580
130,000	Corning (a)	2,355,600
100,000	EMC * (a)	1,979,000
105,000	Intel (a)	2,163,000
90,000	Tyco Electronics (Switzerland)	2,430,000
80,000	Xilinx (a)	2,233,600

		15,646,980

	Materials – 3.13%
59,000	duPont (E. I.) de Nemours (a)	2,399,530

	Telecommunication Services – 8.80%
85,000	AT&T (a)	2,204,900
62,000	CenturyTel (a)	2,208,440
80,000	Verizon Communications (a)	2,324,800

		6,738,140

	Utilities – 8.68%
29,000	Entergy (a)	2,247,790
60,000	FirstEnergy (a)	2,262,000
65,000	Public Service Enterprise Group (a)	2,138,500

		6,648,290

	Total Common Stocks (Cost $80,156,367)	77,920,830

INVESTMENT COMPANY – 2.24%
1,711,173	BlackRock Liquidity Funds Fed Fund Portfolio	1,711,173

	Total Investment Company (Cost $1,711,173)	1,711,173

Total Investments – 103.98% (Cost $81,867,540)**		79,632,003

Net Other Assets and Liabilities – (3.98)%		(3,046,381)

Net Assets – 100.00%		$76,585,622

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,414,168
Gross unrealized depreciation	(4,649,705)

Net unrealized depreciation	$(2,235,537)

(a)	These securities are pledged as collateral for call options written.

Transactions in written call options for the period ended July 31, 2010 were as follows:

	Number of
	Contracts	Premium
Beginning of Period	6,915	$840,418
Call Options Written	49,755	5,465,353
Call Options Closed or Expired	(37,647)	(4,200,282)
Call Options Exercised	(1,923)	(265,574)

Outstanding, July 31, 2010	17,100	$1,839,915

See accompanying Notes to Schedule of Investments.

Aston Funds

M.D. Sass Enhanced Equity Fund	July 31, 2010
Schedule of Investments (unaudited) – continued
Premiums received and value of written equity options outstanding as of July 31, 2010.

Number of		Premium	Market
Contracts	Description	Received	Value (b)
	Abbott Laboratories
300	Strike @ $55 Exp 01/11	$39,896	$20,700

	Activision Blizzard
793	Strike @ $13 Exp 02/11	49,601	59,872
207	Strike @ $14 Exp 02/11	8,919	9,522

	Allstate
300	Strike @ $32 Exp 01/11	25,553	24,000

	AT&T
400	Strike @ $27 Exp 01/11	26,352	28,000
400	Strike @ $28 Exp 01/11	15,700	16,000

	Automatic Data Processing
250	Strike @ $45 Exp 01/11	34,499	15,000

	Baxter International
350	Strike @ $50 Exp 01/11	50,045	29,400

	Carnival
200	Strike @ $38 Exp 01/11	24,597	39,500
300	Strike @ $39 Exp 01/11	32,896	48,750
200	Strike @ $40 Exp 01/11	19,197	26,000

	CenturyTel
620	Strike @ $35 Exp 01/11	78,881	93,000

	Corning
250	Strike @ $21 Exp 01/11	21,008	16,500
950	Strike @ $22.5 Exp 01/11	54,638	33,250
100	Strike @ $22 Exp 02/11	5,298	5,500

	Covidien PLC (Ireland)
500	Strike @ $40 Exp 01/11	66,133	85,000

	du Pont (E.I.) de Nemours
30	Strike @ $38 Exp 10/10	3,975	10,350
20	Strike @ $40 Exp 10/10	2,820	4,420
290	Strike @ $39 Exp 01/11	53,936	104,400
200	Strike @ $40 Exp 01/11	37,097	64,000
50	Strike @ $41 Exp 01/11	7,499	13,350

	Eli Lilly
300	Strike @ $37 Exp 01/11	31,296	29,400
300	Strike @ $38 Exp 01/11	23,196	19,500

	EMC
650	Strike @ $20 Exp 10/10	39,680	58,500
150	Strike @ $20 Exp 01/11	16,658	22,050
200	Strike @ $21 Exp 01/11	16,423	21,800

	Entergy
108	Strike @ $80 Exp 01/11	32,182	32,130
182	Strike @ $85 Exp 01/11	36,553	27,300

	FirstEnergy
300	Strike @ $40 Exp 01/11	23,696	25,500
300	Strike @ $41 Exp 01/11	20,696	21,000

	Fluor
180	Strike @ $45 Exp 10/10	61,492	88,200

	General Electric
300	Strike @ $20 Exp 01/11	7,796	7,500

	Halliburton
660	Strike @ $24 Exp 10/10	111,531	420,750

	Intel
350	Strike @ $25 Exp 01/11	24,145	11,550

	International Game Technology
1,400	Strike @ $17.5 Exp 01/11	90,434	88,200

	Jacobs Engineering Group
210	Strike @ $41 Exp 01/11	47,251	42,000
200	Strike @ $42 Exp 01/11	38,777	34,000

	Johnson & Johnson
100	Strike @ $62.5 Exp 01/11	21,999	9,200
100	Strike @ $65 Exp 01/11	12,559	4,800

	MetLife
300	Strike @ $45 Exp 01/11	55,796	75,300
300	Strike @ $50 Exp 03/11	42,896	43,500

	Public Service Enterprise Group
110	Strike @ $30 Exp 09/10	22,878	32,120
490	Strike @ $35 Exp 12/10	31,806	36,750

	Quanta Services
450	Strike @ $20 Exp 08/10	42,073	92,250
350	Strike @ $22.5 Exp 11/10	32,647	47,250

	Raytheon
250	Strike @ $52.5 Exp 02/11	30,747	22,125

	Schlumberger
240	Strike @ $60 Exp 11/10	82,317	105,600

	Travelers
410	Strike @ $55 Exp 01/11	77,584	41,000

	Verizon
700	Strike @ $31 Exp 01/11	20,437	40,600

	Xilinx
240	Strike @ $28 Exp 09/10	26,118	28,800
360	Strike @ $29 Exp 12/10	38,875	57,600
140	Strike @ $30 Exp 12/10	13,158	15,400
60	Strike @ $30 Exp 01/11	7,679	8,400

	Total Written Call Options	$1,839,915	$2,356,589

(b)	Primary risk exposure is equity contracts.
See accompanying Notes to Schedule of Investments.

Aston Funds

Herndon Large Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited)
Materials Utilities 5% 4% Information Telecommunication Services Technology 2% 6% Industrials Financials 6% 20% Consumer Discretionary Consumer 7% Staples 18% Health Care 15% Energy 17%
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 100.52%
	Consumer Discretionary – 7.35%
582	Coach	$21,517
562	Garmin	16,023
791	TJX	32,842

		70,382

	Consumer Staples – 18.17%
1,073	Altria Group	23,778
692	Avon Products	21,542
232	Colgate-Palmolive	18,323
1,820	Dean Foods *	20,857
185	Energizer Holdings *	11,381
516	Hansen Natural *	21,615
378	Kellogg	18,919
266	PepsiCo	17,266
398	Philip Morris International	20,314

		173,995

	Energy – 17.43%
663	Atwood Oceanics *	18,034
379	ConocoPhillips	20,928
492	CONSOL Energy	18,440
543	Exxon Mobil	32,406
554	Marathon Oil	18,531
304	Murphy Oil	16,644
1,108	Patterson-UTI Energy	18,204
665	Sunoco	23,721

		166,908

	Financials – 19.61%
428	Aflac	21,053
394	Allied World Assurance Company Holdings	19,629
769	Eaton Vance	23,039
852	Federated Investors, Class B	18,079
141	Goldman Sachs Group (The)	21,266
365	RenaissanceRe Holdings	20,885
420	Torchmark	22,289
713	Validus Holdings	17,711
998	Waddell & Reed Financial, Class A	23,782

		187,733

	Health Care – 14.60%
550	Eli Lilly	19,580
852	Endo Pharmaceuticals Holdings *	20,457
642	Forest Laboratories *	17,816
530	Gilead Sciences *	17,660
263	Johnson & Johnson	15,278
665	Kinetic Concepts *	23,614
396	Waters *	25,407

		139,812

	Industrials – 6.47%
239	3M	20,444
617	Copa Holdings SA, Class A	31,868
409	McDermott International *	9,616

		61,928

	Information Technology – 5.98%
153	International Business Machines	19,645
675	Microsoft	17,422
767	Western Digital *	20,241

		57,308

	Materials – 4.96%
229	CF Industries Holdings	18,593
246	Cliffs Natural Resources	13,916
542	Owens-Illinois *	14,986

		47,495

	Telecommunication Services – 1.76%
1,475	Windstream	16,815

	Utilities – 4.19%
1,934	AES *	19,940
748	UGI	20,166

		40,106

	Total Common Stocks (Cost $1,006,093)	962,482

INVESTMENT COMPANY – 1.11%
10,690	BlackRock Liquidity Funds TempCash Portfolio	10,690

	Total Investment Company (Cost $10,690)	10,690

Total Investments – 101.63% (Cost $1,016,783)**		973,172

Net Other Assets and Liabilities – (1.63)%		(15,653)

Net Assets – 100.00%		$957,519

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$28,524
Gross unrealized depreciation	(72,135)

Net unrealized depreciation	$(43,611)

See accompanying Notes to Financial Statements.

Aston Funds

Value Fund	July 31, 2010

Schedule of Investments (unaudited)
Utilities 4% Materials Telecommunication 3% Services Cash & Net Other Assets and Liabilities 5% 1% Consumer Discretionary Financials 8% 23% Information Technology 10% Energy 12% Health Care 11% Consumer Industrials Staples 12% 11%
% of Total Net Assets

		Market
Shares		Value
CONVERTIBLE PREFERRED STOCK – 0.08%
	Energy – 0.08%
3,190	Apache	$173,313

	Total Convertible Preferred Stock (Cost $162,530)	173,313

COMMON STOCKS – 99.39%
	Consumer Discretionary – 7.52%
4,260	Advance Auto Parts	228,038
3,740	Apollo Group, Class A *	172,526
21,020	Comcast, Class A	388,029
67,040	Hasbro	2,825,736
79,050	Home Depot	2,253,715
40,595	Johnson Controls	1,169,542
5,160	Kohl’s *	246,080
5,650	McDonald’s	393,974
43,780	NIKE, Class B	3,223,959
10,208	Omnicom Group	380,350
19,600	Stanley Black & Decker	1,137,192
17,808	Staples	362,037
2,360	Starwood Hotels & Resorts Worldwide	114,342
14,100	Target	723,612
10,110	Time Warner	318,061
87,528	Walt Disney	2,948,818

		16,886,011

	Consumer Staples – 11.27%
6,270	Clorox	406,798
12,666	CVS Caremark	388,720
24,810	DANONE, SP ADR (France)	279,112
49,230	Diageo, SP ADR (Britain)	3,440,192
83,086	General Mills	2,841,541
12,200	Heineken, SP ADR (Netherlands)	275,598
13,860	Kroger	293,555
82,345	Nestle, SP ADR (Switzerland)	4,063,726
52,368	PepsiCo	3,399,207
157,370	Philip Morris International	8,032,165
18,987	Procter & Gamble	1,161,245
5,840	Wal-Mart Stores	298,950
15,350	Walgreen	438,243

		25,319,052

	Energy – 12.42%
5,870	Anadarko Petroleum	288,569
55,535	Apache	5,308,035
86,291	Chevron	6,576,237
3,660	EOG Resources	356,850
75,200	Exxon Mobil	4,487,936
7,200	Halliburton	215,136
67,470	Hess	3,615,717
16,865	Marathon Oil	564,134
71,140	National-Oilwell Varco	2,785,842
31,900	Noble	1,036,750
8,410	Noble Energy	563,975
3,770	Schlumberger	224,918
28,090	Total, SP ADR (France)	1,422,197
23,450	Williams	455,165

		27,901,461

	Financials – 23.38%
11,900	ACE	631,652
5,360	Aflac	263,658
55,000	Aon	2,071,850
314,760	Bank of America	4,419,230
25,750	Charles Schwab	380,843
48,882	Chubb	2,572,660
34,660	Deutsche Boerse, ADR (Germany)	242,620
4,153	Franklin Resources	417,709
49,740	Goldman Sachs Group (The)	7,501,787
198,310	JPMorgan Chase	7,987,927
34,920	Marshall & Ilsley	245,488
123,650	MetLife	5,200,719
29,500	PNC Financial Services Group	1,752,005
85,540	Prudential Financial	4,900,587
96,120	State Street	3,740,990
87,850	Travelers	4,432,033
197,340	Wells Fargo	5,472,238
12,700	Zions Bancorporation	281,813

		52,515,809

	Health Care – 10.69%
101,760	Abbott Laboratories	4,994,381
7,730	Bayer AG, SP ADR (Germany)	445,635
28,550	Becton, Dickinson	1,964,240
97,770	Johnson & Johnson	5,679,459
98,600	Medtronic	3,645,242
239,442	Pfizer	3,591,630
86,900	St. Jude Medical *	3,195,313
5,000	Thermo Fisher Scientific *	224,300
4,330	Waters *	277,813

		24,018,013

	Industrials – 11.86%
37,030	3M	3,167,546
19,760	Danaher	758,982
4,480	Eaton	351,501
7,240	Fluor	349,620
18,320	General Electric	295,318
3,320	Goodrich	241,928
39,400	Honeywell International	1,688,684
See accompanying Notes to Schedule of Investments.

Aston Funds

Value Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Industrials (continued)
112,950	Lockheed Martin	$8,488,192
95,185	Northrop Grumman	5,581,648
2,480	Precision Castparts	303,031
2,480	Union Pacific	185,182
6,220	United Parcel Service, Class B	404,300
68,040	United Technologies	4,837,644

		26,653,576

	Information Technology – 9.72%
101,845	Accenture, Class A	4,037,136
14,360	Cisco Systems *	331,285
20,610	Dell *	272,876
6,000	eBay *	125,460
840	Google, Class A *	407,274
19,140	Hewlett-Packard	881,206
173,330	Intel	3,570,598
34,150	International Business Machines	4,384,860
10,180	MasterCard, Class A	2,138,207
218,570	Oracle	5,166,995
9,980	Tyco Electronics	269,460
3,510	Visa, Class A	257,459

		21,842,816

	Materials – 3.19%
32,275	Air Products and Chemicals	2,342,519
8,330	duPont (E. I.) de Nemours	338,781
3,670	Monsanto	212,273
58,400	PPG Industries	4,057,048
4,960	United States Steel	219,877

		7,170,498

	Telecommunication Services – 5.24%
274,970	AT&T	7,132,722
10,800	CenturyTel	384,696
181,119	Vodafone Group, SP ADR (Britain)	4,252,674

		11,770,092

	Utilities – 4.10%
15,750	American Electric Power	566,685
5,540	CenterPoint Energy	78,834
7,000	CMS Energy	111,440
7,040	Entergy	545,670
5,958	NextEra Energy	311,603
14,280	NRG Energy *	323,870
84,423	PG&E	3,748,381
18,480	PPL	504,319
84,550	Public Service Enterprise Group	2,781,695
4,640	Sempra Energy	230,840

		9,203,337

	Total Common Stocks (Cost $219,822,942)	223,280,665

INVESTMENT COMPANY – 0.54%
1,213,804	BlackRock Liquidity Funds TempCash Portfolio	$1,213,804

	Total Investment Company (Cost $1,213,804)	1,213,804

Total Investments – 100.01% (Cost $221,199,276)**		224,667,782

Net Other Assets and Liabilities – (0.01)%		(28,855)

Net Assets – 100.00%		$224,638,927

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$15,354,849
Gross unrealized depreciation	(11,886,343)

Net unrealized appreciation	$3,468,506

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Dividend All Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited)
Telecommunication Services Cash & Net Other 3% Assets and Liabilities Materials 2% 3% Health Care 5% Consumer Staples Information 22% Technology 6% Utilities Financials 6% 16% Energy 12% Industrials 13% Consumer Discretionary 12%
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 97.97%
	Consumer Discretionary – 12.18%
87,750	Bob Evans Farms	$2,300,805
85,825	Cracker Barrel Old Country Store	4,203,708
57,925	Darden Restaurants	2,426,478
103,600	Genuine Parts	4,437,188
92,650	Hillenbrand	2,046,639
53,800	McDonald’s	3,751,474
95,900	PetSmart	2,977,695
23,525	VF	1,866,238
100,175	Yum! Brands	4,137,228

		28,147,453

	Consumer Staples – 22.26%
39,375	Brown-Forman, Class B	2,488,894
76,050	Clorox	4,934,124
68,000	Coca-Cola Enterprises	1,951,600
62,700	Compania Cervecerias Unidas, ADR (Chile)	3,318,084
30,100	Diageo, SP ADR (Britain)	2,103,388
130,025	General Mills	4,446,855
80,950	Kimberly-Clark	5,190,514
138,225	McCormick & Co (Non-Voting Shares)	5,436,389
69,950	PepsiCo	4,540,455
57,550	Procter & Gamble	3,519,758
266,225	Sara Lee	3,937,468
36,050	Smucker (J.M.)	2,214,552
163,075	Sysco	5,050,433
44,750	Wal-Mart Stores	2,290,753

		51,423,267

	Energy – 11.91%
88,200	Alliance Resource Partners LP	4,606,686
201,240	BreitBurn Energy Partners LP	3,155,443
51,325	Chevron	3,911,478
79,275	ConocoPhillips	4,377,565
120,873	Encore Energy Partners LP	2,417,460
509,825	Provident Energy Trust	3,375,042
87,225	Seadrill	2,041,937
174,775	Spectra Energy	3,633,572

		27,519,183

	Financials – 16.60%
109,575	Apollo Investment	1,106,707
110,900	BancorpSouth	1,625,794
82,700	Bank of Hawaii	4,119,287
80,050	Chubb	4,213,031
157,450	Cincinnati Financial	4,337,747
60,332	Commerce Bancshares	2,361,998
80,050	Compass Diversified Holdings	1,206,353
53,150	Cullen/Frost Bankers	2,934,411
19,550	Erie Indemnity, Class A	958,536
53,900	Federated Investors, Class B	1,143,758
44,315	Gallagher (Arthur J.)	1,126,487
22,075	Mercury General	952,095
145,700	OneBeacon Insurance Group, Class A	2,315,173
38,075	PartnerRe	2,755,488
236,300	People’s United Financial	3,270,392
63,550	Safety Insurance Group	2,491,160
60,650	U.S. Bancorp	1,449,535

		38,367,952

	Health Care – 4.71%
39,050	Becton, Dickinson	2,686,640
64,200	Johnson & Johnson	3,729,378
74,412	Owens & Minor	2,023,262
162,425	Pfizer	2,436,375

		10,875,655

	Industrials – 12.79%
28,300	3M	2,420,782
34,150	General Dynamics	2,091,687
41,950	Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	2,230,062
77,475	Honeywell International	3,320,579
62,475	Norfolk Southern	3,515,468
77,800	United Parcel Service, Class B	5,057,000
51,700	United Technologies	3,675,870
213,000	Waste Management	7,231,350

		29,542,798

	Information Technology – 5.76%
125,275	Automatic Data Processing	5,170,099
204,625	Intel	4,215,275
57,000	Microsoft	1,471,170
94,550	Paychex	2,457,355

		13,313,899

	Materials – 2.85%
76,475	Nucor	2,993,232
191,675	RPM International	3,597,740

		6,590,972

	Telecommunication Services – 2.66%
81,225	Verizon Communications	2,360,399
45,825	Vivo Participacoes, ADR (Brazil)	1,225,361
108,925	Vodafone Group, SP ADR (Britain)	2,557,559

		6,143,319

See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Dividend All Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Utilities – 6.25%
102,725	Avista	$2,149,007
242,775	Duke Energy	4,151,452
44,600	National Fuel Gas	2,143,030
81,275	Southern	2,871,446
97,075	UniSource Energy	3,133,581

		14,448,516

	Total Common Stocks (Cost $199,650,908)	226,373,014

INVESTMENT COMPANY – 3.65%
8,440,529	BlackRock Liquidity Funds TempCash Portfolio	8,440,529

	Total Investment Company (Cost $8,440,529)	8,440,529

Total Investments – 101.62% (Cost $208,091,437)*		234,813,543

Net Other Assets and Liabilities – (1.62)%		(3,748,108)

Net Assets – 100.00%		$231,065,435

*	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$29,738,575
Gross unrealized depreciation	(3,016,469)

Net unrealized appreciation	$26,722,106

ADR	American Depositary Receipt

LP	Limited Partnership

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Montag & Caldwell Mid Cap Growth Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 96.42%
	Consumer Discretionary – 19.72%
910	Bed Bath & Beyond *	$34,471
210	Chipotle Mexican Grill *	31,059
780	DeVry	41,964
1,130	Dick’s Sporting Goods *	29,730
960	Kohl’s *	45,782
1,890	LKQ *	37,384
1,130	O’Reilly Automotive *	55,686
1,840	Omnicom Group	68,558
470	Panera Bread, Class A *	36,759
900	Polo Ralph Lauren	71,109
1,190	TJX	49,409
870	Tractor Supply	60,474
1,280	Wiley (John) & Sons, Class A	50,406

		612,791

	Consumer Staples – 6.79%
2,050	Alberto-Culver	60,003
1,260	Avon Products	39,224
960	Church & Dwight	63,619
1,220	McCormick & Company, Non Voting Shares	47,983

		210,829

	Energy – 6.99%
1,610	Cameron International *	63,740
700	Core Laboratories	54,075
1,100	Oceaneering International *	54,428
1,230	Southwestern Energy *	44,834

		217,077

	Financials – 6.39%
1,720	Eaton Vance	51,531
500	IntercontinentalExchange *	52,810
1,240	Lazard, Class A	36,791
1,780	MSCI, Class A *	57,441

		198,573

	Health Care – 12.48%
1,680	Dentsply International	50,434
650	Edwards Lifesciences *	37,570
960	Henry Schein *	50,390
650	Quality Systems	35,698
840	St. Jude Medical *	30,887
770	Techne	44,968
1,360	Varian Medical Systems *	75,072
980	Waters *	62,877

		387,896

	Industrials – 19.00%
1,520	AMETEK	67,290
1,060	Donaldson	50,318
1,420	Expeditors International Washington	60,549
1,160	Fastenal	56,933
1,610	J.B. Hunt Transport Services	57,139
1,420	Jacobs Engineering Group *	51,929
1,220	Joy Global	72,431
670	L-3 Communications Holdings	48,937
1,080	Roper Industries	67,500
910	Stericycle *	57,330

		590,356

	Information Technology – 21.69%
2,580	Altera	71,518
2,140	Amphenol, Class A	95,872
1,100	ANSYS *	49,445
320	F5 Networks *	28,106
700	FactSet Research Systems	52,500
1,450	Fiserv *	72,645
1,340	FLIR Systems *	39,878
1,490	Juniper Networks *	41,392
2,690	Microchip Technology	81,911
2,540	Polycom *	75,387
2,340	Xilinx	65,333

		673,987

	Materials – 3.36%
790	Air Products and Chemicals	57,338
960	Ecolab	46,954

		104,292

	Total Common Stocks (Cost $2,573,485)	2,995,801

INVESTMENT COMPANY – 2.19%
68,035	BlackRock Liquidity Funds TempCash Portfolio	68,035

	Total Investment Company (Cost $68,035)	68,035

Total Investments – 98.61% (Cost $2,641,520)**		3,063,836

Net Other Assets and Liabilities – 1.39%		43,270

Net Assets – 100.00%		$3,107,106

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$492,002
Gross unrealized depreciation	(69,686)

Net unrealized appreciation	$422,316

See accompanying Notes to Schedule of Investments.

Aston Funds

Optimum Mid Cap Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 98.84%
	Consumer Discretionary – 24.93%
5,095,500	Belo, Class A *	$30,827,775
1,203,240	BorgWarner *	52,774,106
3,027,200	Gannett	39,898,496
3,918,400	H&R Block	61,440,512
4,227,500	Interpublic Group*	38,639,350
1,565,500	Mattel	33,125,980
1,633,855	McGraw-Hill	50,143,010
5,920,045	New York Times, Class A *	51,741,193
1,942,500	Pearson, SP ADR (Britain)	30,438,975
789,257	Scholastic	19,991,880

		409,021,277

	Consumer Staples – 4.94%
727,420	Bunge	36,116,403
998,000	Molson Coors Brewing, Class B	44,919,980

		81,036,383

	Energy – 6.33%
1,292,125	Compagnie Generale de Geophysique-Veritas, SP ADR (France) *	25,015,540
1,247,200	Denbury Resources *	19,755,648
933,646	FMC Technologies *	59,081,119

		103,852,307

	Financials – 4.34%
1,648,945	Cincinnati Financial	45,428,435
861,900	Eaton Vance	25,822,524

		71,250,959

	Health Care – 12.38%
877,600	Beckman Coulter	40,220,408
1,477,700	Charles River Laboratories *	45,926,916
1,441,000	Forest Laboratories *	39,987,750
616,050	Lincare Holdings	14,637,348
1,208,150	PerkinElmer	23,510,599
701,800	Varian Medical Systems *	38,739,360

		203,022,381

	Industrials – 14.39%
2,469,600	Chicago Bridge & Iron *	55,590,696
1,091,000	Con-way	36,755,790
887,700	Manpower	42,591,846
3,586,400	Southwest Airlines	43,216,120
627,800	URS *	25,356,842
1,410,400	Werner Enterprises	32,481,512

		235,992,806

	Information Technology – 26.23%
1,793,300	Akamai Technologies *	68,790,988
435,500	FactSet Research Systems	32,662,500
840,625	Harris	37,433,031
898,300	Intuit *	35,707,425
2,430,900	Jabil Circuit	35,272,359
1,140,400	Lexmark International Group, Class A *	41,909,700
1,209,004	Mentor Graphics *	11,630,618
1,591,470	Molex	31,367,874
1,258,660	Molex, Class A	21,271,354
2,089,700	Nuance Communications *	34,500,947
1,505,008	Unisys *	40,650,266
1,427,555	Zebra Technologies *	39,172,109

		430,369,171

	Materials – 5.30%
648,800	FMC	40,543,512
827,900	Sigma-Aldrich	46,445,191

		86,988,703

	Total Common Stocks (Cost $1,456,203,449)	1,621,533,987

INVESTMENT COMPANY – 1.86%
30,605,060	BlackRock Liquidity Funds TempCash Portfolio	30,605,060

	Total Investment Company (Cost $30,605,060)	30,605,060

Total Investments – 100.70% (Cost $1,486,808,509)**		1,652,139,047

Net Other Assets and Liabilities – (0.70)%		(11,537,332)

Net Assets – 100.00%		$1,640,601,715

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$261,792,303
Gross unrealized depreciation	(96,461,765)

Net unrealized appreciation	$165,330,538

SP ADR   Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Cardinal Mid Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 94.47%
	Consumer Discretionary – 13.27%
1,811	American Eagle Outfitters	$22,293
1,479	Speedway Motorsports	20,292
825	Stanley Black & Decker	47,867
400	Tiffany	16,828
2,424	Virgin Media	52,189
2,415	Wendy’s/Arby’s Group, Class A	10,529

		169,998

	Consumer Staples – 3.36%
700	Smucker (J.M.)	43,001

	Energy – 8.66%
500	Chesapeake Energy	10,515
200	Comstock Resources *	5,062
900	Concho Resources *	53,982
450	Oceaneering International *	22,266
850	Plains Exploration & Production *	19,168

		110,993

	Financials – 16.46%
800	Annaly Capital Management, REIT	13,920
950	Ares Capital	13,309
875	Cash America International	29,312
500	Entertainment Properties Trust, REIT	20,870
500	Hatteras Financial, REIT	14,820
1,700	Hudson City Bancorp	21,114
500	Investment Technology Group *	7,855
1,500	Janus Capital Group	15,720
2,000	SLM *	24,000
250	T. Rowe Price Group	12,058
400	Waddell & Reed Financial, Class A	9,532
928	Willis Group Holdings	28,397

		210,907

	Health Care – 7.94%
500	Beckman Coulter	22,915
411	Henry Schein *	21,573
400	Laboratory Corp of America Holdings *	29,192
400	Quest Diagnostics	18,796
255	West Pharmaceutical Services	9,267

		101,743

	Industrials – 17.05%
200	Alliant Techsystems *	13,432
400	AMETEK	17,708
300	Atlas Air Worldwide Holdings *	17,544
641	Equifax	20,089
800	J.B. Hunt Transport Services	28,392
1,200	KAR Auction Services *	15,192
425	L-3 Communications Holdings	31,042
200	Roper Industries	12,500
2,246	RR Donnelley & Sons	37,890
600	Teledyne Technologies *	24,618

		218,407

	Information Technology – 20.29%
1,000	Broadridge Financial Solutions	20,300
2,700	Convergys *	30,159
700	Fiserv *	35,070
250	Global Payments	9,432
300	Harris	13,359
510	Hewitt Associates, Class A *	25,041
1,310	Intuit *	52,073
1,351	Progress Software *	40,395
2,100	Western Union	34,083

		259,912

	Materials – 5.79%
350	FMC	21,871
1,840	Silgan Holdings	52,293

		74,164

	Telecommunication Services – 1.65%
1,853	Windstream	21,124

	Total Common Stocks (Cost $1,136,632)	1,210,249

INVESTMENT COMPANY – 6.87%
88,038	BlackRock Liquidity Funds TempCash Portfolio	88,038

	Total Investment Company (Cost $88,038)	88,038

Total Investments – 101.34% (Cost $1,224,670)**		1,298,287

Net Other Assets and Liabilities – (1.34)%		(17,183)

Net Assets – 100.00%		$1,281,104

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$144,018
Gross unrealized depreciation	(70,401)

Net unrealized appreciation	$73,617

REIT   Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Aston Funds

Veredus Aggressive Growth Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 97.11%
	Consumer Discretionary – 18.52%
40,750	Amerigon *	$403,425
4,125	Chipotle Mexican Grill *	610,088
70,075	Gentex	1,350,345
117,825	Joe’s Jeans *	226,224
8,700	Lululemon Athletica *	360,876
15,975	Perry Ellis International *	357,680
75,400	Ruby Tuesday *	770,588
33,950	Rue21 *	1,029,704
84,725	Shuffle Master *	744,733
36,400	Tempur-Pedic International *	1,116,388
43,925	Tenneco *	1,212,330
40,325	Ulta Salon, Cosmetics & Fragrance *	1,018,610

		9,200,991

	Energy – 3.57%
51,600	Global Industries *	244,584
19,575	Goodrich Petroleum *	243,513
47,275	Patterson-UTI Energy	776,728
11,500	Rosetta Resources *	253,805
6,100	SM Energy	252,662

		1,771,292

	Financials – 10.53%
37,450	Center Financial *	193,617
83,375	FelCor Lodging Trust, REIT *	494,414
11,850	First Community Bancshares	174,314
33,025	First Midwest Bancorp	415,455
54,600	KKR Financial Holdings	431,886
27,125	LaSalle Hotel Properties, REIT	643,405
45,450	MGIC Investment *	390,416
35,775	National Penn Bancshares	238,262
20,575	Sterling Bancorp NY	200,812
153,100	Strategic Hotels & Resorts *	705,791
60,975	Sunstone Hotel Investors *	629,262
82,350	Susquehanna Bancshares	712,328

		5,229,962

	Health Care – 4.78%
126,550	Alphatec Holdings *	535,307
15,875	Cepheid *	262,731
55,100	Exact Sciences *	229,767
27,275	SonoSite *	797,794
97,075	Vivus *	549,445

		2,375,044

	Industrials – 20.32%
21,525	Atlas Air Worldwide Holdings * .	1,258,782
86,400	Avis Budget Group *	1,066,176
23,200	CDI	389,760
25,525	Harbin Electric *	468,894
40,850	Knight Transportation	854,582
15,500	Ladish	455,855
183,900	Pacer International *	1,515,336
17,600	Polypore International *	432,256
10,375	Triumph Group	787,463
49,175	US Airways Group *	533,549
63,625	UTI Worldwide	929,561
101,175	Wabash National	846,835
23,975	Werner Enterprises	552,144

		10,091,193

	Information Technology – 38.11%
43,150	ACI Worldwide *	837,110
50,775	Cavium Networks *	1,362,293
26,125	Diodes *	461,890
147,550	Entegris *	680,206
36,400	FARO Technologies *	748,748
31,325	GSI Commerce *	705,439
60,925	Intevac *	670,175
75,250	JDS Uniphase *	816,463
150,400	Kulicke & Soffa Industries *	1,010,688
41,050	Lionbridge Technologies *	201,966
421,250	LTX-Credence *	1,179,500
236,775	Mattson Technology *	693,751
22,850	NETGEAR *	548,400
41,300	NetScout Systems *	654,605
74,775	PLX Technology *	285,641
25,025	Riverbed Technology *	928,177
23,250	Rofin-Sinar Technologies *	489,644
37,050	Rubicon Technology *	1,120,762
49,350	Seagate Technology *	619,342
183,250	Sonic Solutions *	1,442,177
24,125	Standard Microsystems *	531,232
51,300	Teradyne *	551,987
67,550	TTM Technologies *	692,387
27,600	Veeco Instruments *	1,195,079
38,350	Xyratex *	498,166

		18,925,828

	Materials – 1.28%
44,950	Solutia *	634,244

	Total Common Stocks (Cost $45,339,054)	48,228,554

See accompanying Notes to Schedule of Investments.

Aston Funds

Veredus Aggressive Growth Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
INVESTMENT COMPANY – 2.78%
1,382,978	BlackRock Liquidity Funds TempCash Portfolio	$1,382,978

	Total Investment Company (Cost $1,382,978)	1,382,978

Total Investments – 99.89% (Cost $46,722,032)**		49,611,532

Net Other Assets and Liabilities – 0.11%		52,423

Net Assets – 100.00%		$49,663,955

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,951,163
Gross unrealized depreciation	(3,061,663)

Net unrealized appreciation	$2,889,500

REIT   Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Aston Funds

Fasciano Small Cap Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 65.76%
	Consumer Discretionary – 14.20%
700	Bank (Jos A. ) Clothiers *	$41,076
1,000	Buckle	27,550
1,800	Lincoln Educational Services *	37,962
1,300	M.D.C. Holdings	37,856
400	National Presto Industries	40,796
2,500	PetMed Express	39,875
1,000	Steiner Leisure *	42,510
1,050	Steven Madden *	40,561

		308,186

	Consumer Staples – 6.68%
1,100	J & J Snack Foods	45,881
800	Lancaster Colony	41,536
1,500	Orchids Paper Products *	21,675
2,500	Spartan Stores	35,900

		144,992

	Energy – 3.82%
500	Contango Oil & Gas *	21,920
4,777	SandRidge Energy *	28,184
800	Tidewater	32,784

		82,888

	Financials – 10.27%
1,300	American Physicians Service Group	34,333
1,200	First of Long Island	30,936
700	Navigators Group *	29,841
2,500	PrivateBancorp	30,925
2,500	S.Y. Bancorp	62,325
2,000	Walter Investment Management REIT	34,540

		222,900

	Health Care – 10.55%
300	Atrion	43,323
6,000	Health Grades *	48,900
1,500	Kensey Nash *	35,250
700	Landauer	43,939
1,500	Meridian Bioscience	28,815
1,050	Owens & Minor	28,550

		228,777

	Industrials – 11.73%
1,200	Esterline Technologies *	61,596
1,000	FTI Consulting *	35,350
2,500	John Bean Technologies	39,275
1,500	Omega Flex	21,270
30	Seaboard	45,540
1,300	Thomas & Betts *	51,532

		254,563

	Information Technology – 4.58%
1,000	Mesa Laboratories	23,950
5,000	Spectrum Control *	75,450

		99,400

	Materials – 3.93%
3,000	KMG Chemicals	45,510
1,400	Silgan Holdings	39,788

		85,298

	Total Common Stocks (Cost $1,349,974)	1,427,004

INVESTMENT COMPANY – 34.75%
753,964	BlackRock Liquidity Funds TempCash Portfolio	753,964

	Total Investment Company (Cost $753,964)	753,964

Total Investments – 100.51% (Cost $2,103,938)**		2,180,968

Net Other Assets and Liabilities – (0.51)%		(11,057)

Net Assets – 100.00%		$2,169,911

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$135,135
Gross unrealized depreciation	(58,105)

Net unrealized appreciation	$77,030

REIT   Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Aston Funds

TAMRO Small Cap Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 98.96%
	Consumer Discretionary – 22.13%
512,522	Aaron Rents	$9,307,400
842,371	BJ’s Restaurants *	21,480,460
337,279	Blue Nile *	17,167,501
1,394,875	Domino’s Pizza *	17,840,451
757,276	DSW, Class A *	20,151,114
2,091,730	E.W. Scripps, Class A *	16,440,998
497,823	Grand Canyon Education *	12,082,164
306,395	Harman International Industries *	9,317,472
1,722,244	Liz Claiborne *	8,163,437
565,131	Lumber Liquidators *	14,026,551
357,435	M.D.C. Holdings	10,408,507
440,998	Morningstar *	19,849,320
1,162,793	Texas Roadhouse *	15,674,450
1,037,469	Winnebago Industries *	10,841,551

		202,751,376

	Consumer Staples – 4.00%
419,326	TreeHouse Foods *	19,997,657
492,133	United Natural Foods *	16,599,646

		36,597,303

	Energy – 4.08%
570,338	Bill Barrett *	20,178,558
2,272,403	Precision Drilling *	17,156,643

		37,335,201

	Financials – 19.73%
544,006	Bank of the Ozarks	20,373,025
1,072,199	BioMed Realty Trust, REIT	19,342,470
859,243	Colonial Properties Trust, REIT	13,850,997
1,096,584	East West Bancorp	17,095,745
366,981	GAMCO Investors	14,767,315
1,155,995	Glacier Bancorp	18,472,800
815,640	LaSalle Hotel Properties, REIT	19,346,981
663,345	Raymond James Financial	17,698,045
1,328,532	Redwood Trust, REIT	20,791,526
2,828	Teton Advisors (a)	26,159
624,255	Washington, REIT	18,946,139

		180,711,202

	Health Care – 10.08%
303,186	Analogic	13,785,867
2,520,862	Health Management Associates, Class A *	18,049,372
446,443	NuVasive *	14,629,937
306,955	Quality Systems	16,857,969
327,645	Teleflex	18,567,642
214,070	United Therapeutics *	10,465,882

		92,356,669

	Industrials – 14.37%
627,619	Advisory Board *	27,527,369
659,872	Colfax Corp *	8,545,342
694,676	Corporate Executive Board (The)	19,569,023
361,776	EMCOR Group *	9,409,794
384,158	ESCO Technologies	11,451,750
738,717	Forward Air	21,452,342
789,274	Terex *	15,580,269
406,933	Wabtec	18,153,281

		131,689,170

	Information Technology – 18.91%
2,051,309	3PAR *	20,718,221
637,485	Acme Packet *	18,015,326
433,831	Blackboard *	16,472,563
252,052	FactSet Research Systems	18,903,900
1,572,896	Netezza *	24,379,888
854,494	NETGEAR *	20,507,856
1,137,095	RightNow Technologies *	17,988,843
1,249,777	SeaChange International *	11,198,002
1,555,465	VASCO Data Security International *	9,908,312
816,601	Websense *	15,156,115

		173,249,026

	Materials – 3.74%
352,894	Royal Gold	15,573,212
564,206	Texas Industries	18,731,639

		34,304,851

	Telecommunication Services – 1.92%
1,156,069	Cbeyond *	17,606,931

	Total Common Stocks (Cost $746,125,044)	906,601,729

INVESTMENT COMPANY – 0.31%
2,821,438	BlackRock Liquidity Funds TempCash Portfolio	2,821,438

	Total Investment Company (Cost $2,821,438)	2,821,438

Total Investments – 99.27% (Cost $748,946,482)**		909,423,167

Net Other Assets and Liabilities – 0.73%		6,695,977

Net Assets – 100.00%		$916,119,144

See accompanying Notes to Schedule of Investments.

Aston Funds

TAMRO Small Cap Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$178,901,645
Gross unrealized depreciation	(18,424,960)

Net unrealized appreciation	$160,476,685

(a)	This security has been determined by the Sub-Adviser to be an illiquid security. At July 31, 2010, this security amounted to $26,159 or 0.00% of net assets.
REIT   Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Select Value Fund (formerly known as River Road Small-Mid Cap Fund)	July 31, 2010

Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 98.16%
	Consumer Discretionary – 22.73%
28,800	Abercrombie & Fitch, Class A	$1,063,872
103,260	Big Lots *	3,542,851
87,200	Bob Evans Farms	2,286,384
71,380	Corinthian Colleges *	649,558
85,850	Cracker Barrel Old Country Store	4,204,933
123,390	Dollar Tree *	5,468,645
110,920	Dress Barn *	2,739,724
226,000	Fred’s, Class A	2,449,840
97,550	International Speedway, Class A	2,526,545
141,660	Lincoln Educational Services *	2,987,609
95,140	Papa John’s International *	2,409,896
313,680	PetSmart	9,739,764
195,640	Rent-A-Center *	4,302,124
35,360	Signet Jewelers *	1,052,667
55,060	UniFirst	2,420,438

		47,844,850

	Consumer Staples – 10.14%
57,770	BJ’s Wholesale Club *	2,631,424
29,780	Coca-Cola Bottling	1,536,648
50,920	Compania Cervecerias Unidas, ADR (Chile)	2,694,686
74,470	Industrias Bachoco, SP ADR (Mexico)	1,385,142
36,086	J & J Snack Foods	1,505,147
250,160	Ruddick	8,868,172
99,087	Village Super Market, Class A	2,709,039

		21,330,258

	Energy – 1.49%
40,110	Bristow Group *	1,340,877
106,140	Frontier Oil	1,304,461
14,111	QEP Resources *	485,701

		3,131,039

	Financials – 23.17%
12,299	Alleghany *	3,692,406
138,735	Alterra Capital Holdings	2,684,522
58,670	BancorpSouth	860,102
120,840	Cincinnati Financial	3,329,142
87,187	Commerce Bancshares	3,413,371
48,300	eHealth *	536,130
39,210	Federated Investors, Class B	832,036
65,920	FirstService *	1,451,558
252,120	Hilltop Holdings *	2,619,527
161,350	Knight Capital Group, Class A *	2,320,213
43,780	Navigators Group *	1,866,341
82,000	OneBeacon Insurance Group, Class A	1,302,980
52,350	Oppenheimer Holdings, Class A	1,498,781
62,890	PartnerRe	4,551,349
338,640	People’s United Financial	4,686,778
25,920	Republic Bancorp, Class A	642,298
102,200	UMB Financial	3,844,764
240,400	W. R. Berkley	6,493,204
6,772	White Mountains Insurance Group	2,126,747

		48,752,249

	Health Care – 7.54%
35,930	Air Methods *	1,140,778
25,100	Chemed	1,328,292
34,420	Haemonetics *	1,901,705
91,670	ICU Medical *	3,411,041
168,160	Kindred Healthcare *	2,236,528
102,160	Martek Biosciences *	2,113,690
28,550	National Healthcare	996,966
86,340	STERIS	2,744,749

		15,873,749

	Industrials – 13.67%
74,880	Administaff	1,951,373
51,455	AMERCO *	3,507,687
136,500	Brink’s	2,989,350
84,660	Copart *	3,085,010
54,860	Corporate Executive Board (The)	1,545,406
26,770	Cubic	1,084,720
41,070	Dolan *	480,108
159,760	Equifax	5,006,878
60,960	G & K Services, Class A	1,418,539
238,920	Geo Group *	5,155,894
57,285	Korn/Ferry International *	804,854
90,480	Tutor Perini *	1,744,454

		28,774,273

	Information Technology – 5.37%
110,890	Daktronics	944,783
88,040	DST Systems	3,616,683
169,350	Ingram Micro, Class A *	2,799,355
79,580	Ituran Location and Control (Israel)	1,149,135
91,370	j2 Global Communications *	2,149,936
179,270	TeleCommunication Systems, Class A *	643,579

		11,303,471

	Materials – 6.62%
214,220	AptarGroup	9,226,455
229,060	Glatfelter	2,618,156
31,760	Stepan	2,096,478

		13,941,089

See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Select Value Fund (formerly known as River Road Small-Mid Cap Fund)	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Telecommunication Services – 1.32%
73,100	nTelos Holdings	$1,367,701
29,770	United States Cellular *	1,400,083

		2,767,784

	Utilities – 6.11%
109,720	Avista	2,295,342
61,820	Energen	2,747,281
55,600	National Fuel Gas	2,671,580
45,296	Portland General Electric	865,154
103,212	SJW	2,568,947
53,080	UniSource Energy	1,713,422

		12,861,726

	Total Common Stocks (Cost $186,873,725)	206,580,488

INVESTMENT COMPANY – 2.58%
5,431,054	BlackRock Liquidity Funds TempCash Portfolio	5,431,054

	Total Investment Company (Cost $5,431,054)	5,431,054

Total Investments – 100.74% (Cost $192,304,779)**		212,011,542

Net Other Assets and Liabilities – (0.74)%		(1,557,673)

Net Assets – 100.00%		$210,453,869

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$26,908,906
Gross unrealized depreciation	(7,202,143)

Net unrealized appreciation	$19,706,763

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Small Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 98.94%
	Consumer Discretionary – 24.42%
131,760	Ambassadors Group	$1,494,158
234,840	Big Lots *	8,057,360
217,140	Bob Evans Farms	5,693,411
95,560	Churchill Downs	3,475,517
203,100	Corinthian Colleges *	1,848,210
203,716	Cracker Barrel Old Country Store	9,978,010
127,746	Dollar Tree *	5,661,703
255,279	Dress Barn *	6,305,391
673,388	Fred’s, Class A	7,299,526
140,752	Frisch’s Restaurants	2,765,777
257,960	International Speedway, Class A	6,681,164
321,090	Lincoln Educational Services *	6,771,788
649,838	Mac-Gray (a)	7,037,746
315,980	Monarch Casino & Resort *	3,365,187
97,194	Nathan’s Famous *	1,532,749
236,338	Papa John’s International *	5,986,442
266,467	PetMed Express	4,250,149
221,880	PetSmart	6,889,374
449,185	Rent-A-Center *	9,877,578
126,283	UniFirst	5,551,401
283,270	Universal Electronics *	4,974,221

		115,496,862

	Consumer Staples – 12.76%
142,100	BJ’s Wholesale Club *	6,472,655
69,153	Coca-Cola Bottling	3,568,295
671,073	Harbinger Group * (a)	4,294,867
311,588	HQ Sustainable Maritime Industries *	1,324,249
279,164	Industrias Bachoco, SP ADR (Mexico) (a)	5,192,450
114,203	J & J Snack Foods	4,763,407
586,781	Ruddick	20,801,386
189,140	Seneca Foods, Class A *	5,783,901
298,320	Village Super Market, Class A (a)	8,156,069

		60,357,279

	Energy – 3.04%
91,630	Bristow Group *	3,063,191
848,139	Evolution Petroleum *	4,791,985
248,770	Frontier Oil	3,057,383
851,390	Gastar Exploration *	3,482,185

		14,394,744

	Financials – 17.75%
324,431	Alterra Capital Holdings	6,277,740
140,290	Avatar Holdings *	2,807,203
132,230	BancorpSouth	1,938,492
16,580	Capital Southwest	1,472,636
395,990	Dime Community Bancshares	5,187,469
216,050	eHealth *	2,398,155
44,660	First Citizens BancShares, Class A	8,441,187
163,170	FirstService *	3,593,003
149,610	FPIC Insurance Group *	4,420,976
23,309	Gyrodyne Company of America REIT *	1,858,893
524,630	Hilltop Holdings *	5,450,906
363,900	Knight Capital Group, Class A *	5,232,882
690,439	Medallion Financial	4,839,977
101,307	Navigators Group *	4,318,717
190,580	OneBeacon Insurance Group, Class A	3,028,316
163,909	Oppenheimer Holdings, Class A	4,692,715
57,850	Republic Bancorp, Class A	1,433,523
99,170	Student Loan	2,489,167
237,450	UMB Financial	8,932,869
16,322	White Mountains Insurance Group	5,125,924

		83,940,750

	Health Care – 9.70%
165,680	Air Methods *	5,260,340
43,925	Chemed	2,324,511
185,930	Ensign Group	3,346,740
85,570	Haemonetics *	4,727,743
218,164	ICU Medical *	8,117,882
447,760	Kindred Healthcare *	5,955,208
286,680	Martek Biosciences *	5,931,409
89,320	National Healthcare	3,119,054
222,780	STERIS	7,082,176

		45,865,063

	Industrials – 12.88%
184,860	Administaff	4,817,452
117,430	AMERCO *	8,005,203
305,286	Brink’s	6,685,763
120,690	Copart *	4,397,944
129,060	Corporate Executive Board (The)	3,635,620
60,500	Cubic	2,451,460
133,145	Dolan *	1,556,465
156,280	G & K Services, Class A	3,636,636
559,870	Geo Group *	12,081,995
146,050	Korn/Ferry International *	2,052,002
90,686	Standard Parking *	1,547,103
134,990	Sterling Construction *	1,672,526
221,310	Tutor Perini *	4,266,857
461,950	Volt Information Sciences *	4,125,214

		60,932,240

See accompanying Notes to Schedule of Investments.

Aston Funds

River Road Small Cap Value Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Information Technology – 6.79%
75,220	Computer Services	$1,598,425
247,210	Daktronics	2,106,229
200,150	DST Systems	8,222,162
357,730	Electro Rent	4,936,674
317,193	Ingram Micro, Class A *	5,243,200
186,880	Ituran Location and Control (Israel)	2,698,547
242,000	j2 Global Communications *	5,694,260
452,190	TeleCommunication Systems, Class A *	1,623,362

		32,122,859

	Materials – 6.95%
524,486	AptarGroup	22,589,612
489,656	Glatfelter	5,596,768
71,152	Stepan	4,696,744

		32,883,124

	Telecommunication Services – 0.85%
215,953	nTelos Holdings	4,040,481

	Utilities – 3.80%
258,240	Avista	5,402,381
132,960	Portland General Electric	2,539,536
232,856	SJW	5,795,786
131,610	UniSource Energy	4,248,371

		17,986,074

	Total Common Stocks (Cost $425,253,500)	468,019,476

INVESTMENT COMPANY – 1.29%
6,118,152	BlackRock Liquidity Funds TempFund Portfolio	6,118,152

	Total Investment Company (Cost $6,118,152)	6,118,152

Total Investments – 100.23% (Cost $431,371,652)**		474,137,628

Net Other Assets and Liabilities – (0.23)%		(1,089,436)

Net Assets – 100.00%		$473,048,192

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$65,994,362
Gross unrealized depreciation	(23,228,386)

Net unrealized appreciation	$42,765,976

(a)	These securities have been determined by the Sub-Adviser to be illiquid securities. At July 31, 2010, these securities amounted to $24,681,132 or 5.22% of net assets.

REIT	Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Neptune International Fund	July 31, 2010

Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 90.63%
	Australia – 1.61%
5,000	Foster’s Group	$26,055

	Brazil – 2.24%
1,000	Petroleo Brasileiro, ADR	36,400

	China – 30.11%
1,750	Baidu, SP ADR *	142,468
55,000	Bank of China	29,031
40,000	China Construction Bank	33,936
10,000	China Life Insurance	44,416
5,000	China Mobile	50,563
25,000	China Oilfield Services	32,829
20,000	China South Locomotive and Rolling Stock	16,530
30,000	CNOOC	50,518
20,000	Mandarin Oriental International	28,600
20,000	Shangri-La Asia	40,528
1,000	Tencent Holdings	19,273

		488,692

	India – 1.86%
500	Infosys Technologies, SP ADR	30,240

	Japan – 1.30%
1,000	Komatsu	21,020

	Luxembourg – 0.82%
500	Evraz Group, GDR *	13,325

	Netherlands – 4.64%
1,000	Akzo Nobel	58,909
1,000	VimpelCom, SP ADR *	16,310

		75,219

	Norway – 2.32%
1,000	Yara International	37,693

	Russia – 18.37%
1,000	Gazprom, SP ADR	21,600
500	LUKOIL, SP ADR	28,550
2,000	Mining and Metallurgical Company Norilsk Nickel, ADR *	32,560
1,250	Mobile TeleSystems, SP ADR	27,750
2,000	Polyus Gold, SP ADR	48,200
5,000	Rosneft Oil, GDR	33,400
3,000	Wimm-Bill-Dann Foods, ADR	59,250
1,250	X 5 Retail Group, GDR *	46,775

		298,085

	Switzerland – 2.00%
250	Roche Holding	32,519

	Taiwan – 1.87%
3,000	Taiwan Semiconductor Manufacturing, SP ADR	30,300

	United Kingdom – 23.49%
1,000	AstraZeneca	50,809
1,000	British American Tobacco	34,427
2,500	Diageo	43,426
1,000	GlaxoSmithKline	17,433
2,999	HSBC Holdings PLC	30,400
1,000	Imperial Tobacco Group	28,307
5,000	Rolls-Royce Group PLC	45,505
1,500	Standard Chartered PLC	43,356
5,000	Tesco PLC	30,649
2,000	Unilever PLC	56,834

		381,146

	Total Common Stocks (Cost $1,606,321)	1,470,694

INVESTMENT COMPANY – 10.84%
175,863	BlackRock Liquidity Funds TempCash Portfolio	175,863

	Total Investment Company (Cost $175,863)	175,863

Total Investments – 101.47% (Cost $1,782,184)**		1,646,557

Net Other Assets and Liabilities – (1.47)%		(23,819)

Net Assets – 100.00%		$1,622,738

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$177,372
Gross unrealized depreciation	(312,999)

Net unrealized depreciation	$(135,627)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Barings International Fund	July 31, 2010

Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 96.11%
	Australia – 2.59%
108,500	Aquarius Platinum	$463,767
201,000	Paladin Energy *	700,101

		1,163,868

	Brazil – 2.25%
44,300	Hypermarcas *	577,300
11,925	Petroleo Brasileiro, ADR	434,070

		1,011,370

	China – 4.25%
851,000	Industrial and Commercial Bank of China, Class H	649,685
18,500	Mindray Medical International, ADR	572,390
35,800	Tencent Holdings	689,959

		1,912,034

	France – 7.59%
6,000	LVMH Moet Hennessy Louis Vuitton	732,007
16,400	Publicis Groupe	739,140
37,966	Suez Environnement	706,510
13,914	Total	701,892
11,000	Vinci	532,533

		3,412,082

	Germany – 7.31%
10,350	Bayer	595,007
9,861	Deutsche Boerse	690,323
45,216	Deutsche Telekom	607,499
11,114	Fresenius	789,481
4,359	Muenchener Rueckversicherungs- Gesellschaft	603,831

		3,286,141

	Hong Kong – 3.28%
282,000	BOC Hong Kong Holdings	723,924
51,000	Sun Hung Kai Properties	749,160

		1,473,084

	India – 1.89%
7,894	Niko Resources	851,406

	Israel – 1.61%
58,100	Israel Chemicals	723,022

	Japan – 17.83%
9,500	DISCO	575,091
104,000	FUJITSU	740,321
61,000	Hitachi Metals	693,350
700	Jupiter Telecommunications	719,486
2,900	KEYENCE	667,978
22,800	Kurita Water Industries	634,162
6,800	Nidec	638,324
99,300	Nomura Holdings	552,848
502	NTT DoCoMo	798,947
900	Rakuten	689,623
14,100	Secom	647,103
5,500	UniCharm	654,436

		8,011,669

	Luxembourg – 1.45%
26,300	SES	649,643

	Netherlands – 4.45%
14,000	Heineken	633,619
16,754	Koninklijke Vopak *	680,863
23,254	Unilever	684,102

		1,998,584

	Norway – 3.04%
46,400	Telenor *	715,996
17,259	Yara International	650,538

		1,366,534

	Pagua New Guinea – 3.11%
204,500	Lihir Gold	752,995
121,746	Oil Search	643,238

		1,396,233

	Singapore – 3.42%
74,000	DBS Group Holdings	783,645
364,000	Olam International	752,199

		1,535,844

	Spain – 1.31%
53,000	Grifols SA	590,731

	Switzerland – 6.32%
20,915	Julius Baer Group	731,834
2,750	Syngenta	607,180
46,866	UBS *	800,821
3,003	Zurich Financial Services	701,094

		2,840,929

	United Kingdom – 24.41%
28,681	Admiral Group	651,667
23,520	Autonomy *	607,108
38,896	BG Group	623,456
89,000	BP	566,925
See accompanying Notes to Schedule of Investments.

Aston Funds

Barings International Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	United Kingdom (continued)
49,318	Capita Group	$556,413
368,288	Centamin Egypt *	866,845
38,169	De La Rue	439,313
23,068	Imperial Tobacco Group	652,994
43,154	Petropavlovsk	683,920
85,150	Prudential	740,882
14,053	Reckitt Benckiser Group	689,099
9,686	Resolution	36,220
76,273	Rolls-Royce Group *	694,163
38,134	Shire	870,639
28,100	Standard Chartered	812,192
38,692	Tullow Oil	747,381
34,400	Virgin Media	731,949

		10,971,166

	Total Common Stocks (Cost $40,427,432)	43,194,340

RIGHTS – 0.50%
	United Kingdom – 0.50%
164,673	Resolution *	224,804

	Total Rights (Cost $274,180)	224,804

INVESTMENT COMPANY – 2.37%
1,064,152	BlackRock Liquidity Funds TempCash Portfolio	1,064,152

	Total Investment Company (Cost $1,064,152)	1,064,152

Total Investments – 98.98% (Cost $41,765,764)**		44,483,296

Net Other Assets and Liabilities – 1.02%		459,959

Net Assets – 100.00%		$44,943,255

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,194,304
Gross unrealized depreciation	(1,476,772)

Net unrealized appreciation	$2,717,532

ADR	American Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Dynamic Allocation Fund	July 31, 2010

Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value
EXCHANGE TRADED FUNDS – 98.10%
	Commodities – 4.57%
135,941	iShares Silver Trust *	$2,389,843

	Domestic Equities – 26.55%
45,245	Health Care Select Sector SPDR Fund	1,292,650
36,029	iShares Russell 2000 Growth Index Fund	2,550,853
55,257	iShares Russell Midcap Growth Index Fund	2,574,424
72,638	iShares Russell Midcap Value Index Fund	2,832,882
61,943	Market Vectors-Coal	2,086,860
18,579	SPDR S&P Midcap 400 ETF Trust, Series 1	2,562,973

		13,900,642

	Domestic Fixed Income – 29.06%
145,835	iShares Barclays 1-3 Year Treasury Bond Fund	12,283,682
10,125	iShares Barclays Aggregate Bond Fund	1,092,892
16,639	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,835,282

		15,211,856

	International Equities – 30.94%
39,681	iPath MSCI India Index Fund *	2,603,073
69,877	iShares FTSE/Xinhua China 25 Index Fund	2,885,920
30,096	iShares MSCI Brazil Index Fund	2,118,156
118,233	iShares MSCI Canada Index Fund	3,152,092
42,041	iSHares MSCI South Korea Index Fund	2,062,111
22,552	iShares S&P Latin America 40 Index Fund	1,048,893
73,784	Market Vectors — Russia	2,328,623

		16,198,868

	Real Estate – 6.98%
30,164	iShares Cohen & Steers Realty Majors Index Fund	1,826,732
35,825	Vanguard REIT	1,825,284

		3,652,016

	Total Exchange Traded Funds (Cost $50,696,217)	51,353,225

INVESTMENT COMPANY – 2.08%
1,088,744	BlackRock Liquidity Funds TempCash Portfolio	1,088,744

	Total Investment Company (Cost $1,088,744)	1,088,744

Total Investments – 100.18% (Cost $51,784,961)**		52,441,969

Net Other Assets and Liabilities – (0.18)%		(93,403)

Net Assets – 100.00%		$52,348,566

*	Non-income producing security.

**	At July 31, 2010 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$897,372
Gross unrealized depreciation	(240,364)

Net unrealized appreciation	$657,008

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor

SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

New Century Absolute Return ETF Fund	July 31, 2010

Schedule of Investments (unaudited)

%	of Total Net Assets

		Market
Shares		Value
EXCHANGE TRADED FUNDS – 98.20%
	Domestic Equities – 63.79%
4,990	Claymore/NYSE Arca Airline ETF *	$178,143
10,550	First Trust Consumer Discretionary AlphaDEX Fund	168,061
21,860	First Trust Energy AlphaDEX Fund	351,946
13,380	Industrial Select Sector SPDR Fund	405,280
3,390	iShares Dow Jones U.S. Technology Sector Index Fund	187,942
9,570	iShares Dow Jones U.S. Telecommunications Sector Index Fund	194,654
2,360	iShares Dow Jones U.S. Transportation Average Index Fund	188,210
2,790	iShares Russell 1000 Index Fund	169,716
6,140	iShares Russell 1000 Value Index Fund	353,357
7,290	iShares Russell 2000 Growth Index Fund	516,132
5,160	iShares Russell 2000 Index Fund	335,710
8,350	iShares Russell 2000 Value Index Fund	507,346
5,720	iShares Russell 3000 Index Fund	371,457
4,170	iShares Russell MidCap Index Fund	358,620
8,930	iShares Russell MidCap Value Index Fund	348,270
3,190	iShares S&P 500 Value Index Fund	169,676
6,270	iShares S&P MidCap 400 Growth Index Fund	514,892
4,550	iShares S&P MidCap 400 Index Fund	345,390
5,060	Market Vectors-Coal ETF	170,471
11,920	PowerShares Dynamic Basic Materials Sector Portfolio	349,018
15,090	Rydex S&P 500 Pure Growth ETF	521,329
13,770	Rydex S&P 500 Pure Value ETF	344,525
9,810	Rydex S&P Equal Weight ETF	398,090
7,040	Rydex S&P Equal Weight Financial ETF	173,888
8,490	Rydex S&P MidCap 400 Pure Growth ETF	521,880
11,520	Rydex S&P MidCap 400 Pure Value ETF	332,352
8,690	Rydex S&P SmallCap 600 Pure Growth ETF	340,648
10,420	Rydex S&P SmallCap 600 Pure Value ETF	340,421
1,650	SPDR Dow Jones Industrial Average ETF Trust	172,739
13,540	SPDR KBW Bank ETF	327,397
5,250	SPDR KBW Insurance ETF	201,338
5,690	Ultra Russell2000 ProShares	169,505
3,470	Ultra Technology ProShares	165,484
5,540	Vanguard Mid-Cap ETF	347,413

		10,541,300

	Fixed Income – 4.99%
1,610	iShares Barclays 20+ Year Treasury Bond Fund	161,773
3,090	iShares Barclays Aggregate Bond Fund	333,535
1,860	iShares iBoxx $ High Yield Corporate Bond Fund	164,833
4,190	SPDR Barclays Capital High Yield Bond ETF	165,212

		825,353

	International Equities – 27.15%
7,980	iShares FTSE/Xinhua China 25 Index Fund	329,574
12,990	iShares MSCI ACWI Index Fund	507,000
2,420	iShares MSCI Brazil Index Fund	170,320
6,040	iShares MSCI Chile Investable Market Index Fund	378,406
10,250	iShares MSCI EMU Index Fund	336,610
8,000	iShares MSCI Germany Index Fund	165,920
4,340	iShares MSCI Spain Index Fund	171,300
6,560	iShares MSCI Sweden Index Fund	171,085
2,790	iShares MSCI Turkey Investable Market Index Fund	172,394
7,750	Market Vectors Global Alternative Energy ETF	160,270
4,620	Market Vectors Indonesia Index ETF	359,205
6,950	PowerShares Global Agriculture Portfolio	169,094
26,330	PowerShares Global Clean Energy Portfolio	350,889
9,570	SPDR EURO STOXX 50 Fund ETF	336,864
7,190	SPDR S&P Emerging SmallCap ETF	359,069
4,190	Vanguard Emerging Markets ETF	175,435
7,400	WisdomTree India Earnings Fund	172,790

		4,486,225

See accompanying Notes to Schedule of Investments.

Aston Funds

New Century Absolute Return ETF Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Real Estate – 2.27%
6,180	iShares Cohen & Steers Realty Majors Index Fund	$374,261

		374,261

	Total Exchange Traded Funds (Cost $16,036,205)	16,227,139

INVESTMENT COMPANY – 2.35%
387,765	BlackRock Liquidity Funds TempCash Portfolio	387,765

	Total Investment Company (Cost $387,765)	387,765

Total Investments – 100.55% (Cost $16,423,970)**		16,614,904

Net Other Assets and Liabilities – (0.55)%		(90,701)

Net Assets – 100.00%		$16,524,203

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$390,208
Gross unrealized depreciation	(199,274)

Net unrealized appreciation	$190,934

EMU	European Monetary Union

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

KBW	Keefe, Bruyette & Woods

MSCI	Morgan Stanley Capital International

NYSE	New York Stock Exchange

S&P	Standard & Poor

SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Schedule of Investments.

Aston Funds

Lake Partners LASSO Alternatives Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
INVESTMENT COMPANIES – 100.12%

	Arbitrage – 14.98%
108,287	Arbitrage Fund-I	$1,399,072
88,562	Merger Fund	1,397,500

		2,796,572

	Hedged Fixed Income – 38.88%
126,976	Driehaus Active Income Fund	1,396,736
180,767	Eaton Vance Global Macro Absolute Return Fund-A	1,869,131
44,249	John Hancock Funds II - Strategic Income Opportunities Fund	469,043
120,414	MainStay 130/30 High Yield Fund-A	1,387,173
134,391	Metropolitan West High Yield Bond Fund-I	1,399,005
7,550	ProShares UltraShort 20+ Year Treasury *	270,668
36,964	Templeton Global Total Return Fund-AD	466,479

		7,258,235

	Long/Short Strategies – 42.34%
75,890	FPA Crescent Fund-I	1,870,692
5,794	Needham Aggressive Growth Fund	75,953
19,162	Needham Growth Fund *	591,339
39,665	Needham Small Cap Growth Fund	455,359
14,580	Royce Global Select Fund-INV	232,701
48,049	Royce Select Fund I	838,943
233,186	The Weitz Funds - Partners III Opportunity Fund *	2,343,518
132,676	Wasatch-1st Source Long/Short Fund	1,493,931

		7,902,436

	Cash Equivalents – 3.92%
731,332	BlackRock Liquidity Funds TempCash Portfolio	731,332

	Total Investment Companies (Cost $18,763,855)	18,688,575

Total Investments – 100.12% (Cost $18,763,855)**		18,688,575

Net Other Assets and Liabilities – (0.12)%		(22,262)

Net Assets – 100.00%		$18,666,313

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$95,029

Gross unrealized depreciation	(170,309)

Net unrealized depreciation	$(75,280)

See accompanying Notes to Schedule of Investments.

Aston Funds

Fortis Real Estate Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 95.09%

	Diversified – 7.34%
17,552	Digital Realty Trust	$1,109,638
9,446	Entertainment Properties Trust	394,276
11,959	Vornado Realty Trust	989,966

		2,493,880

	Health Care – 7.44%
3,835	HCP	136,028
26,251	Nationwide Health Properties	982,312
27,819	Ventas	1,410,980

		2,529,320

	Hotels – 6.67%
107,123	Host Hotels & Resorts	1,536,144
14,189	LaSalle Hotel Properties	336,563
8,160	Starwood Hotels & Resorts Worldwide	395,352

		2,268,059

	Industrial – 5.21%
19,000	AMB Property	474,240
12,478	EastGroup Properties	452,577
77,520	ProLogis	841,867

		1,768,684

	Office Properties – 13.94%
33,160	Boston Properties	2,715,804
91,269	Douglas Emmett	1,442,963
17,273	Kilroy Realty	580,027

		4,738,794

	Residential – 20.62%
21,534	AvalonBay Communities	2,263,008
27,322	Brookdale Senior Living *	387,426
61,169	Equity Residential	2,804,599
14,765	Essex Property Trust	1,551,949

		7,006,982

	Retail – 25.70%
23,286	Federal Realty Investment Trust	1,820,732
24,391	Kimco Realty	367,572
49,745	Simon Property Group	4,438,249
35,084	Taubman Centers	1,438,093
31,717	Weingarten Realty Investors	671,449

		8,736,095

	Storage – 8.17%
28,305	Public Storage	2,777,287

	Total Common Stocks (Cost $26,407,207)	32,319,101

FOREIGN COMMON STOCK – 2.08%

	Canada – 2.08%
3,658	Boardwalk Real Estate Investment Trust	147,238
5,368	Canadian Real Estate Investment Trust	158,630
20,258	RioCan Real Estate Investment Trust	401,987

	Total Foreign Common Stock (Cost $647,288)	707,855

INVESTMENT COMPANY – 3.27%
1,112,323	BlackRock Liquidity Funds TempCash Portfolio	1,112,323

	Total Investment Company (Cost $1,112,323)	1,112,323

Total Investments – 100.44% (Cost $28,166,818)**		34,139,279

Net Other Assets and Liabilities – (0.44)%		(149,717)

Net Assets – 100.00%		$33,989,562

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,110,287
Gross unrealized depreciation	(137,826)

Net unrealized appreciation	$5,972,461

REIT	Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Aston Funds

Montag & Caldwell Balanced Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Shares		Value
COMMON STOCKS – 59.77%

	Consumer Discretionary – 7.73%
12,050	McDonald’s	$840,246
7,600	NIKE, Class B	559,664
13,000	TJX	539,760
12,050	Walt Disney	405,965

		2,345,635

	Consumer Staples – 15.30%
14,400	Coca-Cola	793,584
7,500	Colgate-Palmolive	592,350
14,100	Costco Wholesale	799,611
10,200	Kellogg	510,510
13,670	PepsiCo	887,320
7,350	Procter & Gamble	449,526
11,950	Wal-Mart Stores	611,721

		4,644,622

	Energy – 4.57%
10,850	Cameron International *	429,551
7,050	Occidental Petroleum	549,406
6,850	Schlumberger	408,671

		1,387,628

	Financials – 1.86%
14,000	JPMorgan Chase	563,920

	Health Care – 10.43%
18,450	Abbott Laboratories	905,526
11,650	Allergan	711,349
24,696	Merck	851,024
14,950	Stryker	696,222

		3,164,121

	Industrials – 5.95%
5,900	3M	504,686
7,850	Emerson Electric	388,889
12,300	Fluor	593,967
4,900	United Parcel Service, Class B	318,500

		1,806,042

	Information Technology – 13.93%
2,460	Apple *	632,835
4,600	Broadcom, Class A	165,738
1,610	Google, Class A *	780,608
15,700	Hewlett-Packard	722,828
8,950	Juniper Networks *	248,631
13,750	QUALCOMM	523,600
12,850	Research In Motion *	739,260
5,650	Visa, Class A	414,428

		4,227,928

	Total Common Stocks (Cost $16,400,869)	18,139,896

Par Value
CORPORATE NOTES AND BONDS – 23.44%

	Consumer Staples – 4.22%
$400,000	Coca-Cola (The)
	Senior Unsecured Notes 5.350%, 11/15/17	463,006
400,000	PepsiCo
	Senior Unsecured Notes 5.000%, 06/01/18	446,853
350,000	Wal-Mart Stores
	Senior Unsecured Notes 3.200%, 05/15/14	371,404

		1,281,263

	Energy – 1.27%
350,000	ConocoPhillips 4.750%, 02/01/14	386,329

	Financials – 5.30%
400,000	General Electric Capital
	Senior Unsecured Notes, MTN, Series A 5.875%, 02/15/12	425,921
350,000	JPMorgan Chase
	Senior Unsecured Notes 4.750%, 05/01/13	378,692
400,000	U.S. Bancorp
	Senior Unsecured Notes 4.200%, 05/15/14	435,150
350,000	Wells Fargo
	Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	366,674

		1,606,437

	Health Care – 5.75%
400,000	Abbott Laboratories
	Senior Unsecured Notes 4.350%, 03/15/14	440,174
300,000	Johnson & Johnson
	Senior Unsecured Notes 5.950%, 08/15/37	359,917
400,000	Medtronic
	Senior Unsecured Notes 3.000%, 03/15/15	419,434
400,000	Pfizer
	Senior Unsecured Notes 4.450%, 03/15/12	423,061
See accompanying Notes to Schedule of Investments.

Aston Funds

Montag & Caldwell Balanced Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Par Value		Value
	Health Care (continued)
$100,000	UnitedHealth Group
	Senior Unsecured Notes 1.660%, 02/07/11 (a)	$100,466

		1,743,052

	Information Technology – 4.23%
350,000	Cisco Systems
	Senior Unsecured Notes 5.500%, 02/22/16	409,117
400,000	Hewlett-Packard
	Senior Unsecured Notes 4.500%, 03/01/13	433,725
400,000	Oracle
	Senior Unsecured Notes 4.950%, 04/15/13	441,816

		1,284,658

	Telecommunication Services – 2.67%
375,000	AT&T
	Senior Unsecured Notes 4.950%, 01/15/13	409,545
350,000	Verizon Communications
	Senior Unsecured Notes 5.550%, 02/15/16	401,079

		810,624

	Total Corporate Notes and Bonds (Cost $6,753,932)	7,112,363

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 12.82%

	Fannie Mae – 2.09%
100,000	6.000%, 05/15/11	104,476
375,000	4.375%, 09/15/12	403,986
35,058	7.500%, 02/01/35, Pool # 787557	39,691
17,395	7.500%, 04/01/35, Pool # 819231	19,695
60,005	6.000%, 11/01/35, Pool # 844078	65,482

		633,330

	Freddie Mac – 0.66%
150,000	4.500%, 01/15/13	163,401
34,135	5.500%, 12/01/20, Gold Pool # G11820	37,008

		200,409

	Government National Mortgage Association – 0.27%
75,975	5.500%, 02/15/39, Pool # 698060	82,711

	U.S. Treasury Bonds – 2.26%
175,000	8.000%, 11/15/21	255,801
350,000	5.375%, 02/15/31	429,735

		685,536

	U.S. Treasury Inflation Index Note – 0.92%
254,030	2.125%, 01/15/19	278,163

	U.S. Treasury Notes – 6.62%
450,000	1.375%, 05/15/12	457,049
175,000	4.000%, 02/15/15	194,715
425,000	4.500%, 02/15/16	485,563
425,000	2.625%, 04/30/16	441,269
375,000	4.625%, 02/15/17	431,572

		2,010,168

	Total U.S. Government and Agency Obligations (Cost $3,662,186)	3,890,317

ASSET-BACKED SECURITIES – 0.48%
30,534	Daimler Chrysler Auto Trust
	Series 2006-C, Class A4 4.980%, 11/08/11	30,563
86,436	Ford Credit Auto Owner Trust
	Series 2008-B, Class A3A 4.280%, 05/15/12	87,658
28,373	USAA Auto Owner Trust
	Series 2007-2, Class A3 4.900%, 02/15/12	28,425

	Total Asset-Backed Securities (Cost $148,029)	146,646

Shares
INVESTMENT COMPANY – 2.47%
748,313	BlackRock Liquidity Funds TempCash Portfolio	748,313

	Total Investment Company (Cost $748,313)	748,313

Total Investments – 98.98% (Cost $27,713,329)**		30,037,535

Net Other Assets and Liabilities – 1.02%		309,088

Net Assets – 100.00%		$30,346,623

*	Non-income producing security.

**	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,564,381
Gross unrealized depreciation	(240,175)

Net unrealized appreciation	$2,324,206

(a)	Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2010.

MTN	Medium Term Note

Portfolio Composition
Common Stocks	60%
Investment Company	2%
U.S. Government Obligations	10%
U.S. Government Agency Obligations	3%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	2%
Aa	8%
A	14%
Baa	1%

100%

See accompanying Notes to Schedule of Investments.

Aston Funds

TCH Fixed Income Fund	July 31, 2010

Schedule of Investments (unaudited)
% of Total Net Assets

		Market
Par Value		Value
CORPORATE NOTES AND BONDS – 59.13%

	Consumer Discretionary – 5.08%
$256,000	JC Penney
	Senior Unsecured Notes 6.375%, 10/15/36	$246,400
1,000,000	Limited Brands
	Senior Unsecured Notes 7.600%, 07/15/37	940,000
	Macy’s Retail Holdings
100,000	8.625%, 07/15/15 (a)	112,375
500,000	6.375%, 03/15/37	477,500
250,000	Staples
	9.750%, 01/15/14	308,206
450,000	Whirlpool, MTN
	Unsecured Notes 8.600%, 05/01/14	537,260
	Wyndham Worldwide
	Senior Unsecured Notes
250,000	6.000%, 12/01/16	253,771
250,000	7.375%, 03/01/20	263,843

		3,139,355

	Consumer Staples – 3.92%
	Altria Group
500,000	8.500%, 11/10/13	594,013
200,000	10.200%, 02/06/39	283,302
500,000	Kraft Foods
	Senior Unsecured Notes 7.000%, 08/11/37	605,280
	PepsiCo
	Senior Unsecured Notes
250,000	0.556%, 07/15/11 (b)	250,250
150,000	7.900%, 11/01/18	196,461
250,000	Ralcorp Holdings
	6.625%, 08/15/39	262,307
200,000	Reynolds American
	7.750%, 06/01/18	232,081

		2,423,694

	Energy – 9.54%
250,000	Anadarko Petroleum
	Senior Unsecured Notes 6.450%, 09/15/36	225,475
500,000	Ecopetrol SA
	Senior Unsecured Notes 7.625%, 07/23/19	587,500
250,000	Energy Transfer Partners
	Senior Unsecured Notes 9.000%, 04/15/19	306,793
250,000	Halliburton
	Senior Unsecured Notes 7.450%, 09/15/39	319,696
400,000	Hess
	Senior Unsecured Notes 8.125%, 02/15/19	515,406
400,000	Kinder Morgan Energy Partners
	Senior Unsecured Notes 9.000%, 02/01/19	519,790
1,005,000	Marathon Oil Canada
	8.375%, 05/01/12	1,114,115
450,000	Nabors Industries
	9.250%, 01/15/19	573,116
500,000	Nexen
	Senior Unsecured Notes 7.500%, 07/30/39	622,000
225,000	Trans-Canada Pipelines
	Senior Unsecured Notes 7.625%, 01/15/39	291,035
250,000	Valero Energy
	9.375%, 03/15/19	318,057
400,000	Weatherford International
	9.625%, 03/01/19	507,327

		5,900,310

	Financials – 18.01%
250,000	AFLAC
	Senior Unsecured Notes 8.500%, 05/15/19	308,016
450,000	American Financial Group
	Senior Unsecured Notes 9.875%, 06/15/19	551,388
1,500,000	Bear Stearns, MTN
	Senior Unsecured Notes 0.868%, 11/21/16 (b)	1,420,932
	Berkshire Hathaway Finance
100,000	0.652%, 01/13/12 (b)	100,124
	Senior Unsecured Notes
250,000	0.858%, 02/11/13 (b)	251,050
150,000	Blackstone Holdings Finance
	6.625%, 08/15/19 (c)	155,455
250,000	Bunge Ltd Finance
	8.500%, 06/15/19	302,669
2,000,000	Citigroup
	Senior Subordinated Notes 1.047%, 08/25/36 (b)	1,398,176
250,000	Discover Bank
	Subordinated Notes 7.000%, 04/15/20	266,624
See accompanying Notes to Schedule of Investments.

Aston Funds

TCH Fixed Income Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Par Value		Value
	Financials (continued)
$500,000	General Electric Capital, MTN,
	Series A, Senior Unsecured Notes 0.727%, 05/05/26 (b)	$416,631
800,000	Goldman Sachs Capital I
	6.345%, 02/15/34	748,228
450,000	Harley-Davidson Funding
	5.750%, 12/15/14 (c)	469,825
500,000	Jefferies Group
	Senior Unsecured Notes 8.500%, 07/15/19	570,842
250,000	Lincoln National
	Senior Unsecured Notes 7.000%, 06/15/40	273,218
300,000	Marsh & McLennan
	Senior Unsecured Notes 9.250%, 04/15/19	386,173
750,000	Merrill Lynch, MTN
	6.875%, 04/25/18	838,028
1,000,000	NB Capital Trust II
	7.830%, 12/15/26	1,005,000
650,000	Nomura Holdings
	Senior Unsecured Notes 6.700%, 03/04/20	719,508
1,000,000	SLM, MTN
	Senior Unsecured Notes 5.625%, 08/01/33	683,234
250,000	Vale Overseas
	6.875%, 11/10/39	276,630

		11,141,751

	Health Care – 5.37%
250,000	Biogen Idec
	Senior Unsecured Notes 6.875%, 03/01/18	289,596
300,000	Boston Scientific
	Senior Unsecured Notes 7.000%, 11/15/35	288,470
200,000	Hospira
	Senior Unsecured Notes, GMTN 6.400%, 05/15/15	228,865
250,000	Humana
	Senior Unsecured Notes 8.150%, 06/15/38	265,036
500,000	Lorillard Tobacco
	8.125%, 05/01/40	524,244
750,000	McKesson
	Senior Unsecured Notes 7.500%, 02/15/19	935,977
250,000	Valeant Pharmaceuticals
	Senior Unsecured Notes 7.625%, 03/15/20 (c)	298,750
450,000	WellPoint
	Senior Unsecured Notes 6.800%, 08/01/12	493,887

		3,324,825

	Industrials – 1.90%
250,000	Ball
	6.625%, 03/15/18	258,750
250,000	Caterpillar
	Senior Unsecured Notes 7.000%, 12/15/13	293,750
250,000	FedEx
	Senior Notes 8.000%, 01/15/19	319,321
250,000	Waste Management
	7.375%, 03/11/19	304,478

		1,176,299

	Information Technology – 1.69%
250,000	KLA Instruments
	Senior Unsecured Notes 6.900%, 05/01/18	280,208
200,000	Motorola
	Senior Unsecured Notes 6.625%, 11/15/37	204,207
500,000	Telecom Italia Capital SA
	7.721%, 06/04/38	558,544

		1,042,959

	Materials – 4.91%
250,000	Alcoa
	Senior Unsecured Notes 6.150%, 08/15/20	253,822
300,000	ArcelorMittal
	Senior Unsecured Notes 7.000%, 10/15/39	323,240
700,000	Bemis
	Senior Unsecured Notes 6.800%, 08/01/19	811,523
250,000	Dow Chemical (The)
	Senior Unsecured Notes 8.550%, 05/15/19	312,724
500,000	International Paper
	Senior Unsecured Notes 8.700%, 06/15/38	660,247
550,000	Rio Tinto Finance
	8.950%, 05/01/14	677,437

		3,038,993

	Telecommunication Services – 2.84%
250,000	CBS
	8.875%, 05/15/19	321,538
250,000	NBC Universal
	Senior Unsecured Notes 6.400%, 04/30/40 (c)	275,863
315,000	Telus
	Senior Unsecured Notes 8.000%, 06/01/11	333,436
450,000	Time Warner Cable
	8.250%, 02/14/14	536,982
250,000	Viacom
	Senior Unsecured Notes 6.125%, 10/05/17	286,434

		1,754,253

	Utilities – 5.87%
200,000	Allegheny Energy Supply
	Senior Unsecured Notes 6.750%, 10/15/39 (c)	199,745
995,000	CenterPoint Energy
	Senior Unsecured Notes, Series B 7.250%, 09/01/10	998,931
500,000	Dubai Electricity & Water Authority
	Senior Unsecured Notes 8.500%, 04/22/15 (c)	528,844
See accompanying Notes to Schedule of Investments.

Aston Funds

TCH Fixed Income Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Par Value		Value
	Utilities (continued)
$450,000	FPL Group Capital
	7.875%, 12/15/15	$558,879
250,000	Oncor Electric Delivery
	7.500%, 09/01/38	314,338
150,000	Pacific Gas & Electric
	Senior Unsecured Notes 8.250%, 10/15/18	194,729
450,000	Sempra Energy
	Senior Unsecured Notes 9.800%, 02/15/19	610,361
150,000	Virginia Electric and Power
	Senior Unsecured Notes 8.875%, 11/15/38	223,964

		3,629,791

	Total Corporate Notes and Bonds (Cost $33,289,205)	36,572,230

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 33.32%

	Fannie Mae – 12.49%
530,107	6.000%, 11/01/17, Pool # 662854	577,223
273,916	6.000%, 04/01/18, Pool # 725175	297,919
433,209	5.500%, 11/01/18, Pool # 748886	470,223
244,062	4.500%, 06/01/19, Pool # 747860	261,487
933,807	6.000%, 01/01/21, Pool # 850787	1,017,678
445,509	6.000%, 09/01/32, Pool # 847899	492,292
181,871	6.000%, 02/01/34, Pool # 771952	200,514
223,615	7.500%, 02/01/35, Pool # 787557	253,171
110,925	7.500%, 04/01/35, Pool # 819231	125,586
337,274	6.000%, 11/01/35, Pool # 844078	368,054
570,964	5.000%, 05/01/36, Pool # 745581	610,092
378,698	6.000%, 12/01/36, Pool # 888029	412,311
478,706	5.500%, 06/01/37, Pool # 918778	516,364
447,510	6.500%, 10/01/37, Pool # 888890	491,846
1,511,651	5.500%, 03/01/38, Pool # 962344	1,630,568

		7,725,328

	Freddie Mac – 11.14%
1,105,482	5.500%, 11/01/20, Gold Pool # G18083	1,198,555
191,942	5.500%, 12/01/20, Gold Pool # G11820	208,101
183,815	6.000%, 10/01/35, Gold Pool # A47772	200,561
515,304	5.500%, 05/01/37, Gold Pool # A60048	555,439
1,129,374	5.500%, 09/01/37, Gold Pool # G03202	1,217,336
1,392,305	5.000%, 02/01/38, Gold Pool # A73409	1,484,812
1,896,891	5.000%, 04/01/38, Gold Pool # G04334	2,022,923

		6,887,727

	Government National Mortgage Association – 5.73%
563,091	5.000%, 05/01/37, Pool # 782156	608,945
1,189,153	5.000%, 08/20/37, Pool # 4015	1,285,222
980,167	6.000%, 07/20/38, Pool # 4195	1,074,603
524,030	6.000%, 01/15/39, Pool # 698036	574,174

		3,542,944

	U.S. Treasury Bills (d) – 2.43%
1,000,000	0.163%, 08/26/10	999,933
500,000	0.140%, 09/16/10	499,911

		1,499,844

	U.S. Treasury Inflation Index Note – 1.53%
934,303	2.375%, 04/15/11	948,463

	Total U.S. Government and Agency Obligations (Cost $19,093,436)	20,604,306

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.73%

275,000	Bear Stearns Commercial Mortgage Securities
	Series 2007-T28, Class A4 5.742%, 09/11/42 (e)	296,162
466,847	CS First Boston Mortgage Securiities
	Series 2005-C5, Class A2 5.100%, 08/15/38 (e)	467,824
918,937	JP Morgan Chase Commercial Mortgage Securities
	Series 2005-CB13, Class A2 5.247%, 01/12/43 (e)	923,605

	Total Commercial Mortgage-Backed Securities (Cost $1,497,475)	1,687,591

FOREIGN GOVERNMENT BOND – 0.71%

400,000	State of Qatar
	Senior Notes 6.400%, 01/20/40 (c)	438,000

	Total Foreign Government Bond (Cost $399,190)	438,000

ASSET-BACKED SECURITIES – 0.65%

282,989	Ford Credit Auto Owner Trust
	Series 2007-B, Class A3A 5.150%, 11/15/11 (e)	286,278
117,500	Nissan Auto Receivables Owner Trust
	Series 2006-C, Class A4 5.450%, 06/15/12 (e)	117,745

	Total Asset-Backed Securities (Cost $406,866)	404,023

See accompanying Notes to Schedule of Investments.

Aston Funds

TCH Fixed Income Fund	July 31, 2010

Schedule of Investments (unaudited) – continued

		Market
Shares		Value
INVESTMENT COMPANY – 1.93%

1,194,229	BlackRock Liquidity Funds TempCash Portfolio	$1,194,229

	Total Investment Company (Cost $1,194,229)	1,194,229

Total Investments – 98.47% (Cost $55,880,401)*		60,900,379

Net Other Assets and Liabilities – 1.53%		945,897

Net Assets – 100.00%		$61,846,276

*	At July 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,098,629
Gross unrealized depreciation	(1,078,651)

Net unrealized appreciation	$5,019,978

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009, 8.875% until May 15, 2010, 8.625% until May 18, 2010 and will be 8.375 till maturity.

(b)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2010.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2010, these securities amounted to $2,366,482 or 3.83% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d)	Annualized yield at the time of purchase.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note

MTN	Medium Term Note

Portfolio Composition
Investment Company	2%
U.S. Government Obligations	4%
U.S. Government Agency Obligations	30%
Corporate Notes and Bonds (Moody’s Ratings (e))
Aaa	4%
Aa	5%
A	5%
Baa	41%
Ba	9%

100%

See accompanying Notes to Schedule of Investments.

Aston Funds
July 31, 2010
Notes to Schedule of Investments (unaudited)
Note (1) Security Valuation: Equity securities, closed-end funds, index options and exchange traded funds (“ETFs”) traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. Other investment companies are valued using the Fund’s closing net asset value. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.
Certain Funds invest in ETFs, which are shares of other investment companies (“underlying funds”). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.
Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.
Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
• Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Aston Funds
July 31, 2010
Notes to Schedule of Investments (unaudited) – continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Fund’s net assets as of July 31, 2010 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	07/31/10	Price	Input	Input
Montag & Caldwell Growth Fund
Investments in Securities*	$2,922,881,274	$2,922,881,274	$—	$—

Veredus Select Growth Fund
Investments in Securities*	$97,963,231	$97,963,231	$—	$—

Optimum Large Cap Opportunity Fund
Investment Company	$1,660,354	$1,660,354	$—	$—

TAMRO Diversified Equity Fund
Investments in Securities*	$14,196,759	$14,196,759	$—	$—

M.D. Sass Enhanced Equity Fund
Common Stocks*	$77,920,830	$77,920,830	$—	$—
Investment Company	1,711,173	1,711,173	—	—
Derivatives — Liabilities
Equity Contracts	(2,356,589)	(2,356,589)	—	—

Total	$77,275,414	$77,275,414	$—	$—

Herndon Large Cap Value Fund
Investments in Securities*	$973,172	$973,172	$—	$—

Value Fund
Investments in Securities*	$224,667,782	$224,667,782	$—	$—

River Road Dividend All Cap Value Fund
Investments in Securities*	$234,813,543	$234,813,543	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Investments in Securities*	$3,063,836	$3,063,836	$—	$—

Optimum Mid Cap Fund
Investments in Securities*	$1,652,139,047	$1,652,139,047	$—	$—

Cardinal Mid Cap Value Fund
Investments in Securities*	$1,298,287	$1,298,287	$—	$—

Veredus Aggressive Growth Fund
Investments in Securities*	$49,611,532	$49,611,532	$—	$—

Fasciano Small Cap Fund
Investments in Securities*	$2,180,968	$2,180,968	$—	$—

TAMRO Small Cap Fund
Common Stocks
Consumer Discretionary	$202,751,376	$202,751,376	$—	$—
Consumer Staples	36,597,303	36,597,303	—	—
Energy	37,335,201	37,335,201	—	—
Financials	180,711,202	180,685,043	26,159	—
Health Care	92,356,669	92,356,669	—	—
Industrials	131,689,170	131,689,170	—	—
Information Technology	173,249,026	173,249,026	—	—
Materials	34,304,851	34,304,851	—	—
Telecommunication Services	17,606,931	17,606,931	—	—

	906,601,729	906,575,570	26,159	—

Investment Company*	2,821,438	2,821,438	—	—

Total	$909,423,167	$909,397,008	$26,159	$—

Aston Funds
July 31, 2010
Notes to Schedule of Investments (unaudited) – continued

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	07/31/10	Price	Input	Input
River Road Select Value Fund
Investments in Securities*	$212,011,542	$212,011,542	$—	$—

River Road Small Cap Value Fund
Common Stocks
Consumer Discretionary	$115,496,862	$108,459,116	$7,037,746	$—
Consumer Staples	60,357,279	42,713,893	17,643,386	—
Energy	14,394,744	14,394,744	—	—
Financials	83,940,750	83,940,750	—	—
Health Care	45,865,063	45,865,063	—	—
Industrials	60,932,240	60,932,240	—	—
Information Technology	32,122,859	32,122,859	—	—
Materials	32,883,124	32,883,124	—	—
Telecommunication Services	4,040,481	4,040,481	—	—
Utilities	17,986,074	17,986,074	—	—

	468,019,476	443,338,344	24,681,132	—

Investment Company	6,118,152	6,118,152	—	—

Total	$474,137,628	$449,456,496	$24,681,132	$—

Neptune International Fund
Investments in Securities*	$1,646,557	$1,646,557	$—	$—

Barings International Fund
Investments in Securities*	$44,483,296	$44,483,296	$—	$—

Dynamic Allocation Fund
Investments in Securities*	$52,441,969	$52,441,969	$—	$—

New Century Absolute Return ETF Fund
Investments in Securities*	$16,614,904	$16,614,904	$—	$—

Lake Partners LASSO Alternative Fund
Investments in Securities*	$18,688,575	$18,688,575	$—	$—

Fortis Real Estate Fund
Investments in Securities*	$34,139,279	$34,139,279	$—	$—

Montag & Caldwell Balanced Fund
Common Stocks*	$18,139,896	$18,139,896	$—	$—
Corporate Notes and Bonds	7,112,363	—	7,112,363	—
U.S. Government and Agency Obligations	3,890,317	—	3,890,317	—
Asset-Backed Securities	146,646	—	146,646	—
Investment Company	748,313	748,313	—	—

Total	$30,037,535	$18,888,209	$11,149,326	$—

TCH Fixed Income Fund
Corporate Notes and Bonds	$36,572,230	$—	$36,572,230	$—
U.S. Government and Agency Obligations	20,604,306	—	20,604,306	—
Commercial Mortgage-Backed Securities	1,687,591	—	1,687,591	—
Foreign Government Bond	438,000	—	438,000	—
Asset-Backed Securities	404,023	—	404,023	—
Investment Company	1,194,229	1,194,229	—	—

Total	$60,900,379	$1,194,229	$59,706,150	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.
Certain Foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 7/31/10 and therefore the Fund did not utilize the external pricing service model adjustments. As a result securities still held by the Neptune International Fund and Barings International Fund were transferred from Level 2 into Level 1 with an end of period value of $968,466 and $23,642,319, respectively.

Aston Funds
July 31, 2010
Notes to Schedule of Investments (unaudited) – continued
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2010:

Investments in
Securities
Neptune International Fund
United Kingdom
Fair Value, beginning of period	$492
Net purchases (sales)	(455)
Total net realized gains (losses)	(36)
Total change in unrealized appreciation (depreciation)	(1)

Fair Value, end of period	$—

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$—

Barings International Fund
United Kingdom
Fair Value, beginning of period	$5,810
Net purchases (sales)	(5,661)
Total net realized gains (losses)	(136)
Total change in unrealized appreciation (depreciation)	(13)

Fair Value, end of period	$—

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$—

Note (2) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the year in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds. The fair value of purchased options in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds is included in the Total Investments on the Schedule of Investments. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a table on the Schedule of Investments. The contract volumes indicated within are indicative of activity for the period ended July 31, 2010.

Aston Funds
July 31, 2010
Notes to Schedule of Investments (unaudited) – continued
Note (3) For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date	September 24, 2010

By (Signature and Title)*	/s/ Gerald F. Dillenburg Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
(principal financial officer)

Date	September 24, 2010

*	Print the name and title of each signing officer under his or her signature.